FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/11_

Item 1. Schedule of Investments.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

[e]senior bond, 144A, 8.50%, 10/12/35	81,448,000		109,063,962
[e]senior bond, 144A, 6.625%, 2/17/37	19,920,000		22,217,025
[e]senior bond, 144A, 7.75%, 1/17/38	133,746,000		166,398,080
[e]senior note, 144A, 11.625%, 3/04/19	57,990,000		84,937,228
			2,275,802,725
Iraq 0.1%			
Government of Iraq,			
[e]144A, 5.80%, 1/15/28	21,625,000		19,913,057
[f]Reg S, 5.80%, 1/15/28	61,094,000		56,257,493
			76,170,550
Lithuania 1.4%			
[e]Government of Lithuania, 144A,			
6.75%, 1/15/15	340,330,000		379,435,619
7.375%, 2/11/20	259,310,000		303,264,341
6.125%, 3/09/21	101,430,000		109,355,740
			792,055,700
Malaysia 4.1%			
Government of Malaysia, senior bond,			
3.833%, 9/28/11	1,887,610,000	MYR	629,950,101
2.711%, 2/14/12	630,667,000	MYR	209,551,130
3.718%, 6/15/12	1,404,530,000	MYR	470,341,430
2.509%, 8/27/12	1,913,755,000	MYR	632,072,497
3.702%, 2/25/13	285,910,000	MYR	95,870,310
3.70%, 5/15/13	23,710,000	MYR	7,949,280
0509, 3.21%, 5/31/13	1,000,000,000	MYR	332,131,207
			2,377,865,955
Mexico 3.3%			
Government of Mexico,			
M, 9.00%, 6/20/13	70,730,700[g]	MXN	655,572,979
M 10, 7.25%, 12/15/16	11,100,000[g]	MXN	100,405,813
M 20, 8.00%, 12/07/23	30,785,000[g]	MXN	287,601,091
M 20, 10.00%, 12/05/24	12,883,000[g]	MXN	139,762,909
MI10, 9.00%, 12/20/12	22,179,000[g]	MXN	202,980,171
MI10, 8.00%, 12/19/13	56,514,200[g]	MXN	517,953,028
			1,904,275,991
Norway 0.7%			
[e]Kommunalbanken AS, senior note, 144A, 2.875%, 11/02/12	2,043,240,000	NOK	379,659,132
Peru 0.1%			
Government of Peru, 7.84%, 8/12/20	184,399,000	PEN	72,035,566
Philippines 0.7%			
Government of the Philippines,			
5-69, 4.625%, 11/25/15	1,756,700,000	PHP	39,888,566
senior bond, 5.75%, 2/21/12	5,971,250,000	PHP	140,742,639
senior bond, 5.25%, 1/07/13	1,969,810,000	PHP	45,995,314
senior bond, 8.75%, 3/03/13	6,083,810,000	PHP	149,896,375
senior bond, R3-7, 5.25%, 9/24/12	1,494,330,000	PHP	35,278,765
			411,801,659
Poland 9.0%			
Government of Poland,			
4.75%, 4/25/12	3,742,645,000	PLN	1,365,866,950
5.25%, 4/25/13	1,046,685,000	PLN	383,930,101
5.00%, 10/24/13	171,710,000	PLN	62,546,449
5.75%, 4/25/14	987,775,000	PLN	365,491,511
6.25%, 10/24/15	477,140,000	PLN	179,027,060
5.75%, 9/23/22	495,970,000	PLN	175,774,971
senior note, 6.375%, 7/15/19	297,700,000		339,683,142
Strip, 1/25/12	914,255,000	PLN	323,659,665
Strip, 7/25/12	764,910,000	PLN	264,675,531
Strip, 10/25/12	1,665,355,000	PLN	568,737,822
Strip, 1/25/13	2,950,450,000	PLN	994,369,505

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Strip, 7/25/13	361,750,000	PLN	118,795,921
			5,142,558,628
Qatar 0.2%			
[e]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	109,850,000		129,108,353
Russia 1.5%			
Government of Russia,			
[e]144A, 7.50%, 3/31/30	582,539,440		686,528,555
[f]senior bond, Reg S, 7.50%, 3/31/30	151,085,225		178,055,449
			864,584,004
Singapore 0.2%			
Government of Singapore, senior bond,			
3.50%, 7/01/12	46,130,000	SGD	38,657,755
2.50%, 10/01/12	103,340,000	SGD	86,096,866
			124,754,621
South Africa 0.7%			
Government of South Africa,			
5.25%, 5/16/13	31,958,000	EUR	47,933,790
4.50%, 4/05/16	16,945,000	EUR	24,920,168
6.875%, 5/27/19	205,735,000		245,390,421
5.50%, 3/09/20	56,380,000		61,624,150
senior note, 6.50%, 6/02/14	7,290,000		8,197,605
senior note, 5.875%, 5/30/22	31,345,000		34,887,322
			422,953,456
South Korea 15.4%			
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		14,261,635
Korea Treasury Bond,			
4.75%, 12/10/11	1,748,897,430,000	KRW	1,634,300,052
4.75%, 3/10/12	246,349,000,000	KRW	230,874,711
5.25%, 3/10/13	112,864,170,000	KRW	107,540,457
5.00%, 9/10/16	175,000,000,000	KRW	170,285,273
senior bond, 5.50%, 6/10/11	417,351,870,000	KRW	387,194,107
senior bond, 4.00%, 6/10/12	2,455,302,570,000	KRW	2,288,403,378
senior bond, 4.25%, 12/10/12	1,601,717,700,000	KRW	1,501,323,796
senior bond, 3.75%, 6/10/13	1,401,729,500,000	KRW	1,304,970,916
[h]senior bond, 3.00%, 12/10/13	1,073,726,850,000	KRW	981,503,162
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	25,374,877
senior note, 7.125%, 4/16/19	167,120,000		202,674,112
			8,848,706,476
Sri Lanka 1.1%			
Government of Sri Lanka,			
A, 12.00%, 7/15/11	1,445,200,000	LKR	13,249,684
A, 6.90%, 8/01/12	207,900,000	LKR	1,883,263
A, 8.50%, 1/15/13	7,820,300,000	LKR	72,267,841
A, 13.50%, 2/01/13	7,593,700,000	LKR	75,416,863
A, 7.00%, 3/01/14	935,200,000	LKR	8,266,358
A, 11.25%, 7/15/14	23,159,500,000	LKR	227,297,192
A, 11.75%, 3/15/15	166,090,000	LKR	1,652,224
A, 6.50%, 7/15/15	1,790,350,000	LKR	15,009,188
A, 11.00%, 8/01/15	15,208,000,000	LKR	148,038,374
B, 6.60%, 6/01/14	640,700,000	LKR	5,576,365
B, 11.00%, 9/01/15	3,443,800,000	LKR	33,592,542
			602,249,894
[i]**Supranational 3.7%**			
Corporacion Andina De Fomento, 8.125%, 6/04/19	136,720,000		167,989,231
European Bank for Reconstruction & Development,			
1.50%, 5/15/12	1,930,000,000	SEK	309,605,112
senior note, 2.75%, 11/09/12	2,750,000,000	NOK	510,557,443
European Investment Bank,			
1.45%, 5/15/12	1,700,000,000	SEK	272,097,531
senior note, 5.375%, 7/16/12	2,452,200,000	NOK	467,460,728
senior note, 4.50%, 5/15/13	340,210,000	NOK	64,801,001

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	216,474,956
Nordic Investment Bank, 1.625%, 5/08/12	852,000,000	SEK	136,665,061
			2,145,651,063
Sweden 4.7%			
Government of Sweden, 5.50%, 10/08/12	8,349,315,000	SEK	1,411,434,559
Kommuninvest I Sverige, senior note, 1.75%, 10/08/12	8,078,200,000	SEK	1,290,736,730
			2,702,171,289
Ukraine 0.7%			
[e]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	364,320,000		376,043,818
United Arab Emirates 0.2%			
[e]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	107,890,000		128,791,530
United Kingdom 1.5%			
United Kingdom Treasury Bond, 5.00%, 3/07/12	297,833,000	GBP	506,554,899
United Kingdom Treasury Note, 5.25%, 6/07/12	200,045,000	GBP	344,213,096
			850,767,995
Venezuela 0.2%			
Government of Venezuela, 10.75%, 9/19/13	133,587,000		132,007,334
Vietnam 0.4%			
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	199,780,000		210,393,312
Total Foreign Government and Agency Securities (Cost $35,342,663,828)			40,119,548,908
Quasi-Sovereign and Corporate Bonds 3.5%			
Canada 0.5%			
[e]Export Development Canada, senior note, 144A, 1.625%, 5/08/12	1,700,000,000	SEK	272,590,696
Germany 0.9%			
KfW Bankengruppe, 4.66%, 1/05/12	2,720,500,000	NOK	509,816,537
India 0.4%			
Export-Import Bank of India, N-01, 5.90%, 5/07/13	5,310,000,000	INR	116,222,404
National Bank for Agriculture & Rural Development, 11B, 5.82%, 5/05/13	5,290,000,000	INR	116,604,750
			232,827,154
South Korea 0.5%			
The Export-Import Bank of Korea,			
senior bond, 5.125%, 3/16/15	6,330,000		6,880,647
senior note, 4.625%, 2/20/17	14,090,000	EUR	20,854,502
senior note, 8.125%, 1/21/14	37,645,000		43,314,525
[e]senior note, 144A, 5.25%, 2/10/14	6,200,000		6,679,452
KDICB Redemption Fund Bond, senior bond,			
07-1, 5.57%, 9/14/12	44,400,000,000	KRW	42,135,937
08-1, 5.28%, 2/15/13	5,957,000,000	KRW	5,660,679
Korea Development Bank, senior note, 8.00%, 1/23/14	127,140,000		146,091,616
			271,617,358
Venezuela 1.2%			
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	722,686,000		718,494,421
Total Quasi-Sovereign and Corporate Bonds (Cost $1,935,703,808)			2,005,346,166
Municipal Bonds 3.1%			
United States and U.S. Territories 3.1%			
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%, 9/01/29	1,450,000		1,516,657
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1,			
6.793%, 4/01/30	45,950,000		50,096,068
7.043%, 4/01/50	70,285,000		78,997,529
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	6,900,000		7,253,763
California State GO,			
6.65%, 3/01/22	35,765,000		40,539,627
7.625%, 3/01/40	138,085,000		163,743,955

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Redemption price at maturity is adjusted for inflation.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2011, the aggregate value of these securities was $3,384,379,900, representing 5.90% of net assets.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2011, the aggregate value of these securities was $234,312,942, representing 0.41% of net assets.

Templeton Income Trust
Statement of Investments, May 31, 2011 (unaudited) (continued)
[g]Principal amount is stated in 100 Mexican Peso Units.
[h]A portion or all of the security purchased on a delayed delivery basis.
[i]A supranational organization is an entity formed by two or more central governments through international treaties.
[j]The security is traded on a discount basis with no stated coupon rate.
[k]Non-income producing.
[l]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At May 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Indian Rupee	DBAB	Buy	1,454,986,000	31,056,265		4/11/12	-	(268,123)
Euro	UBSW	Sell	214,266,000	305,452,253		4/12/12	49,363	-
Indian Rupee	DBAB	Buy	3,119,992,000	66,837,875		4/13/12	-	(836,331)
Chilean Peso	MSCO	Buy	24,383,100,000	49,533,977		4/16/12	1,098,538	-
Euro	HSBK	Sell	117,406,000	168,252,190		4/16/12	931,155	-
Indian Rupee	JPHQ	Buy	2,095,665,000	44,779,167		4/16/12	-	(465,624)
Indian Rupee	JPHQ	Buy	2,057,100,000	43,693,713		4/18/12	-	(208,053)
Indian Rupee	JPHQ	Buy	1,027,590,000	21,807,937		4/19/12	-	(88,500)
Indian Rupee	DBAB	Buy	725,918,000	15,369,850		4/19/12	-	(26,639)
Chilean Peso	MSCO	Buy	21,847,300,000	44,135,960		4/20/12	1,211,400	-
Japanese Yen	UBSW	Sell	6,869,100,000	83,631,826		4/20/12	-	(886,663)
Japanese Yen	CITI	Sell	6,890,100,000	83,936,555		4/20/12	-	(840,321)
Euro	DBAB	Sell	107,566,000	152,082,189		4/23/12	-	(1,178,559)
Malaysian Ringgit	JPHQ	Buy	19,310,000	6,329,902		4/25/12	-	(65,337)
Indian Rupee	DBAB	Buy	1,461,225,000	31,030,474		4/26/12	-	(176,417)
Chilean Peso	JPHQ	Buy	13,842,935,000	28,073,281		4/27/12	638,261	-
Euro	UBSW	Sell	41,793,000	60,176,487		4/27/12	637,716	-
Indian Rupee	JPHQ	Buy	1,242,694,000	26,356,182		4/27/12	-	(120,190)
Swedish Krona	UBSW	Buy	67,500,000	7,508,009	EUR	4/27/12	18,400	-
Chilean Peso	CITI	Buy	22,313,350,000	45,865,057		4/30/12	400,045	-
Indian Rupee	JPHQ	Buy	1,035,247,000	21,979,766		4/30/12	-	(132,775)
Indian Rupee	DBAB	Buy	432,942,691	9,131,885		4/30/12	4,577	-
Norwegian Krone	DBAB	Buy	1,037,200,000	131,716,299	EUR	4/30/12	512,796	-
Norwegian Krone	MSCO	Buy	462,800,000	58,722,767	EUR	4/30/12	298,920	-
Euro	FBCO	Sell	108,089,000	158,458,474		5/07/12	4,526,500	-
Euro	DBAB	Sell	127,740,000	186,832,524		5/07/12	4,915,120	-
Euro	MSCO	Sell	78,775,000	115,876,843		5/07/12	3,691,596	-
Euro	BZWS	Sell	78,607,000	115,557,792		5/07/12	3,611,797	-
Euro	UBSW	Sell	39,305,000	56,379,092		5/09/12	407,798	-
Euro	DBAB	Sell	215,068,000	310,382,150		5/09/12	4,119,986	-
Japanese Yen	CITI	Sell	24,962,881,000	310,587,896		5/10/12	3,339,485	-
Chilean Peso	MSCO	Buy	11,060,000,000	22,779,231		5/11/12	125,879	-
Euro	DBAB	Sell	128,181,000	181,223,580		5/11/12	-	(1,296,823)
Japanese Yen	UBSW	Sell	24,829,769,000	308,866,389		5/11/12	3,251,314	-
Japanese Yen	DBAB	Sell	16,608,958,000	206,597,067		5/11/12	2,167,136	-
Euro	DBAB	Sell	82,207,000	115,167,897		5/18/12	-	(1,860,787)
Euro	DBAB	Sell	119,850,000	167,451,488		5/21/12	-	(3,147,674)
Euro	UBSW	Sell	82,207,000	114,826,738		5/21/12	-	(2,189,911)
Chilean Peso	MSCO	Buy	5,306,760,000	10,752,659		5/22/12	224,648	-
Polish Zloty	MSCO	Buy	267,265,000	66,732,834	EUR	5/24/12	-	(927,442)
Euro	DBAB	Sell	92,450,000	128,465,747		5/25/12	-	(3,113,145)
Chilean Peso	DBAB	Buy	44,641,073,000	91,085,642		5/29/12	1,187,697	-
Euro	DBAB	Sell	107,060,000	148,996,544		5/29/12	-	(3,355,052)
Swedish Krona	UBSW	Buy	485,000,000	53,814,147	EUR	5/29/12	235,184	-
Chilean Peso	CITI	Buy	31,264,830,000	64,001,699		5/31/12	609,073	-
Indonesian Rupiah	DBAB	Buy	1,245,578,000,000	139,244,367		5/31/12	-	(2,289,907)

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Malaysian Ringgit	HSBK	Buy	210,695,000	68,601,244	5/31/12	-	(422,148)
Singapore Dollar	DBAB	Buy	127,883,000	102,965,378	5/31/12	795,190	-
Singapore Dollar	FBCO	Buy	128,018,000	102,966,299	5/31/12	903,805	-
Indian Rupee	DBAB	Buy	1,979,778,000	41,487,385	6/01/12	102,623	-
Unrealized appreciation (depreciation)						509,357,509	(785,803,239)
Net unrealized appreciation (depreciation)							$(276,445,730)

*In U.S. dollars unless otherwise indicated.

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount*	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
JPHQ	Receive	3.963%	3-month USD BBA LIBOR	332,000,000	11/23/40	$204,504	$-
CITI	Receive	4.368%	3-month USD BBA LIBOR	43,600,000	12/20/40	-	(3,914,957)
JPHQ	Receive	4.215%	3-month USD BBA LIBOR	234,600,000	1/11/41	-	(17,754,572)
CITI	Receive	4.347%	3-month USD BBA LIBOR	245,400,000	2/25/41	-	(19,308,512)
JPHQ	Receive	4.349%	3-month USD BBA LIBOR	245,400,000	2/25/41	-	(16,758,558)
JPHQ	Receive	4.302%	3-month USD BBA LIBOR	184,050,000	2/28/41	-	(15,779,648)
JPHQ	Receive	4.299%	3-month USD BBA LIBOR	61,350,000	3/01/41	-	(4,869,571)
JPHQ	Receive	3.558%	3-month USD BBA LIBOR	101,430,000	3/04/21	-	(5,557,579)
DBAB	Receive	3.523%	3-month USD BBA LIBOR	471,880,000	3/28/21	-	(21,967,571)
Unrealized appreciation (depreciation)						204,504	(105,910,968)
Net unrealized appreciation (depreciation)							$(105,706,464)

*In U.S. Dollars unless otherwise indicated.

ABBREVIATIONS

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Templeton Income Trust
Statement of Investments, May 31, 2011 (unaudited) (continued)

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
BHAC - Berkshire Hathaway Assurance Corp.
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
GO - General Obligation
ID - Improvement District
NATL - National Public Financial Guarantee Corp.
USD - Unified/Union School District

Counterparty
BOFA - Bank of America N.A.
BZWS - Barclays Bank PLC
CITI - Citibank, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HSBK - HSBC Bank PLC
JPHQ - JPMorgan Chase N.A.
MSCO - Morgan Stanley and Co. Inc.
UBSW - UBS AG

Quarterly Statement of Investments See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

7.40%, 4/20/18	15,100,000		14,919,404
			51,029,581
United Arab Emirates 0.4%			
DP World Ltd.,			
[g]144A, 6.85%, 7/02/37	130,000		126,718
[k]Reg S, 6.85%, 7/02/37	1,500,000		1,462,133
[g]Dubai Electricity & Water Authority, senior note, 144A, 7.375%, 10/21/20	9,300,000		9,605,272
			11,194,123
United Kingdom 0.6%			
[g]Boparan Holdings Ltd., senior note, 144A, 9.75%, 4/30/18	1,100,000	EUR	1,600,930
[g]Ceva Group PLC, senior secured note, 144A,			
11.625%, 10/01/16	700,000		784,000
8.375%, 12/01/17	1,100,000		1,146,750
11.50%, 4/01/18	600,000		661,500
[g]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	2,700,000		2,646,000
[g]Gala Group Finance Ltd, senior secured bond, 144A, 8.875%, 9/01/18	1,500,000	GBP	2,390,835
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		321,843
[g]Ineos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	100,000	EUR	155,622
[g]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	2,000,000		2,067,500
Infinis PLC,			
[g]senior note, 144A, 9.125%, 12/15/14	100,000	GBP	172,314
[k]senior secured note, Reg S, 9.125%, 12/15/14	200,000	GBP	344,628
[k]Kerling PLC, senior secured note, Reg S, 10.625%, 2/01/17	1,200,000	EUR	1,883,536
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	500,000		528,160
[g]The Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14	500,000		529,952
Thomas Cook Group PLC, senior note, 7.75%, 6/22/17	800,000	GBP	1,287,219
			16,520,789
United States 7.6%			
Advanced Micro Devices Inc., senior note,			
8.125%, 12/15/17	100,000		106,250
7.75%, 8/01/20	1,900,000		2,004,500
Ally Financial Inc., senior note, 8.30%, 2/12/15	700,000		782,250
[n]Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	700,000		707,875
6.25%, 6/01/21	800,000		818,000
[g]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	1,900,000		1,885,750
American Express Credit Corp., senior note, 5.125%, 8/25/14	200,000		219,699
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	800,000		1,031,632
Antero Resources Finance, senior note, 9.375%, 12/01/17	1,600,000		1,752,000
Bank of America Corp.,			
[o]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	1,000,000		1,075,900
senior note, 5.65%, 5/01/18	300,000		320,930
Berry Petroleum Co., senior note,			
10.25%, 6/01/14	700,000		812,000
6.75%, 11/01/20	100,000		103,500
[g]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	1,100,000		1,128,187
Boston Scientific Corp., senior note, 6.00%, 1/15/20	1,700,000		1,854,379
[g]Calpine Corp., senior secured note, 144A,			
7.875%, 7/31/20	400,000		426,000
7.50%, 2/15/21	600,000		627,000
7.875%, 1/15/23	2,100,000		2,202,375
Capital One Bank USA NA, sub. note, 8.80%, 7/15/19	300,000		386,179
[g]Case New Holland Inc., senior note, 144A, 7.875%, 12/01/17	400,000		447,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	536,669		641,319
CCO Holdings LLC, senior note, 8.125%, 4/30/20	4,500,000		4,888,125
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 7.25%, 10/30/17	400,000		418,000
[g]CDRT Merger Sub Inc., senior note, 144A, 8.125%, 6/01/19	1,600,000		1,618,000
[g]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	2,100,000		2,131,500
[g]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	300,000		285,000
[g]Chaparral Energy Inc., senior note, 144A,			
9.875%, 10/01/20	600,000		670,500
8.25%, 9/01/21	1,400,000		1,456,000
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	2,700,000		2,851,875

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

senior sub. note, 8.625%, 3/15/21	300,000	337,125
[g]Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	2,300,000	2,570,250
International Lease Finance Corp.,		
senior note, 8.25%, 12/15/20	2,300,000	2,587,500
[g]senior secured note, 144A, 6.75%, 9/01/16	1,100,000	1,199,000
Jarden Corp.,		
senior note, 6.125%, 11/15/22	1,950,000	1,969,500
senior sub. note, 7.50%, 5/01/17	600,000	642,000
JBS USA LLC/Finance Inc, senior note, 11.625%, 5/01/14	1,100,000	1,292,500
JPMorgan Chase & Co.,		
6.00%, 1/15/18	150,000	169,545
[o]junior sub. note, 1, 7.90% to 4/30/18, FRN therafter, Perpetual	400,000	442,085
KB Home, senior note, 6.25%, 6/15/15	1,000,000	977,500
[g]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	1,800,000	1,892,250
Lamar Media Corp., senior sub. note, 7.875%, 4/15/18	600,000	648,000
Libbey Glass Inc., senior secured note, 10.00%, 2/15/15	610,000	667,950
Linn Energy Corp., senior note,		
8.625%, 4/15/20	1,300,000	1,430,000
[g]144A, 7.75%, 2/01/21	1,400,000	1,484,000
[g]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	1,100,000	1,164,625
The Manitowoc Co. Inc., senior note,		
9.50%, 2/15/18	600,000	667,500
8.50%, 11/01/20	200,000	218,500
MarkWest Energy Partners LP/Finance Corp., senior note,		
6.75%, 11/01/20	800,000	828,000
6.50%, 8/15/21	500,000	506,875
Media General Inc., senior secured note, 11.75%, 2/15/17	500,000	506,250
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	500,000	570,607
[c,g]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	200,000	255,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	1,500,000	1,621,875
MGM Resorts International, senior note,		
6.875%, 4/01/16	800,000	769,000
7.50%, 6/01/16	1,300,000	1,280,500
[g]Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	2,300,000	2,363,250
Morgan Stanley, senior note, 6.625%, 4/01/18	300,000	338,169
[g]Mylan Inc., senior note, 144A,		
6.00%, 11/15/18	1,500,000	1,548,750
7.875%, 7/15/20	800,000	890,000
[g]NCL Corp. Ltd., senior note, 144A, 9.50%, 11/15/18	600,000	648,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	1,300,000	1,261,000
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	400,000	470,500
NRG Energy Inc., senior note, 7.375%, 2/01/16	2,000,000	2,073,760
Offshore Group Investment Ltd., senior secured note,		
11.50%, 8/01/15	1,400,000	1,550,500
[g,n]144A, 11.50%, 8/01/15	200,000	221,000
Peabody Energy Corp., senior note,		
7.375%, 11/01/16	400,000	454,000
6.50%, 9/15/20	700,000	756,875
[g]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	1,900,000	2,047,250
Petrohawk Energy Corp., senior note,		
7.25%, 8/15/18	1,700,000	1,791,375
[g]144A, 6.25%, 6/01/19	800,000	791,000
[g]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	100,000	110,250
Pinnacle Entertainment Inc.,		
senior note, 8.625%, 8/01/17	100,000	110,500
senior sub. note, 7.50%, 6/15/15	1,250,000	1,284,375
Pinnacle Foods Finance LLC, senior note,		
9.25%, 4/01/15	300,000	315,750
8.25%, 9/01/17	1,900,000	2,025,875
Plains Exploration & Production Co., senior note,		
7.625%, 6/01/18	1,700,000	1,814,750
6.625%, 5/01/21	2,500,000	2,509,375
PNC Funding Corp., sub. note, 5.625%, 2/01/17	1,000,000	1,110,004
Quicksilver Resources Inc., senior note,		
8.25%, 8/01/15	700,000	742,000

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

11.75%, 1/01/16	800,000		932,000
9.125%, 8/15/19	800,000		880,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	3,700,000		4,033,000
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	600,000		669,703
[g]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,			
8.75%, 5/15/18	2,950,000		3,082,750
9.00%, 4/15/19	700,000		746,375
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	400,000		449,000
8.00%, 8/15/20	2,600,000		2,811,250
RSC Equipment Rental Inc. and RSC Holdings III LLC,			
senior note, 9.50%, 12/01/14	1,214,000		1,277,735
[g]senior secured note, 144A, 10.00%, 7/15/17	100,000		113,875
[g]SandRidge Energy Inc., senior note, 144A,			
9.875%, 5/15/16	300,000		332,250
8.00%, 6/01/18	3,700,000		3,903,500
[g]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	1,100,000		1,115,125
[g]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	500,000		365,000
Solo Cup Co., senior sub. note, 8.50%, 2/15/14	600,000		553,500
Starwood Hotels & Resorts Worldwide Inc., senior note, 7.15%, 12/01/19	500,000		555,000
[q]Station Casinos Inc., senior note, 7.75%, 8/15/16	100,000		10
[g]Sugarhouse HSP Gaming Prop Mezz LP/Finance Corp., senior secured note, 144A,			
8.625%, 4/15/16	700,000		724,500
SunGard Data Systems Inc.,			
senior note, 7.625%, 11/15/20	2,200,000		2,293,500
senior sub. note, 10.25%, 8/15/15	150,000		156,375
[g]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A,			
11.50%, 10/01/20	1,500,000		1,526,250
15.00%, 4/01/21	1,065,000		931,875
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	1,000,000		642,500
Time Warner Inc., 7.625%, 4/15/31	400,000		483,791
UBS AG Stamford, senior note, 5.875%, 12/20/17	400,000		453,556
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	1,800,000		1,881,000
United Surgical Partners International Inc., senior sub. note,			
8.875%, 5/01/17	1,000,000		1,063,750
[m]PIK, 9.25%, 5/01/17	600,000		639,750
Universal City Development, senior sub. note, 10.875%, 11/15/16	300,000		347,250
[g]Univision Communications Inc., senior secured note, 144A,			
6.875%, 5/15/19	1,300,000		1,306,500
7.875%, 11/01/20	500,000		532,500
[g]Vanguard Health Systems Inc., senior note, 144A, zero cpn., 2/01/16	2,400,000		1,563,000
Visant Corp., senior note, 10.00%, 10/01/17	2,500,000		2,656,250
[c]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	400,000		432,000
[g]West Corp., senior note, 144A, 7.875%, 1/15/19	1,700,000		1,736,125
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	900,000		959,625
Yum! Brands Inc., senior note, 5.30%, 9/15/19	1,000,000		1,090,464
			198,471,910
Venezuela 0.8%			
Petroleos de Venezuela SA,			
senior bond, zero cpn., 7/10/11	15,349,000		15,259,976
senior sub. bond, 4.90%, 10/28/14	5,790,000		4,274,728
			19,534,704
Total Quasi-Sovereign and Corporate Bonds (Cost $442,244,434)			461,464,192
Credit-Linked Notes 2.5%			
Ukraine 2.5%			
[e,g]Citigroup Funding Inc., (Export/ Import Bank of Ukraine), 144A, FRN, 5.50%, 9/01/15	23,115,600	UAH	2,655,173
[g]ING Americas Issuance BV, (Export/Import Bank of Ukraine), 144A,			
5.50%, 8/24/15	143,671,500	UAH	16,436,574
5.50%, 8/25/15	51,193,800	UAH	5,856,127
11.00%, 4/16/12	40,640,000	UAH	5,102,699
10.85%, 11/26/12	199,600,000	UAH	25,006,713
12.25%, 4/16/13	41,700,000	UAH	5,258,939
[e]FRN, 10.85%, 10/17/11	40,640,000	UAH	5,127,449

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Total Credit-Linked Notes (Cost $65,065,342)		65,443,674
Senior Floating Rate Interests 0.6%		
Luxembourg 0.0%†		
ⁿIntelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	364,394	367,254
ⁿWC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	65,222	65,507
		432,761
Netherlands 0.1%		
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	722,955	705,677
ⁿUPC Financing Partnership, Term Loan T, 3.711%, 12/31/16	69,032	69,291
		774,968
Puerto Rico 0.0%†		
ⁿWarner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	47,434	47,641
United States 0.5%		
Alpha Natural Resources Inc., Senior Unsecured Bridge Loan, 0.75%, 1/28/12	274,000	274,000
ⁿAmerican Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	117,520	118,475
ⁿAmeristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	121,417	122,154
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	726,700	739,417
ARAMARK Corp.,		
Extended Synthetic L/C, 3.344%, 7/26/16	7,166	7,174
Synthetic L/C, 1.969%, 1/26/14	3,652	3,610
Term Loan B, 2.182%, 1/26/14	45,328	44,818
Term Loan B Extended, 3.557%, 7/26/16	108,964	109,083
ⁿAsurion LLC, Second Lien Term Loan, 9.75%, 5/24/19	211,000	213,330
Bausch & Lomb Inc.,		
Delayed Draw Term Loan, 3.441%, 4/28/15	53,557	53,487
Parent Term Loan, 3.441% - 3.557%, 4/28/15	220,300	220,010
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	218,500	224,432
ⁿBurger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	356,437	356,181
Carestream Health Inc., Term Loan B, 5.00%, 2/25/17	50,505	48,138
Celanese U.S. Holdings LLC, Term Loan C, 3.303%, 10/31/16	81,043	81,504
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	293,900	292,636
Cinemark USA Inc., Extended Term Loan, 3.45% - 3.56%, 4/30/16	113,417	113,994
Clear Channel Communications Inc., Term Loan B, 3.841%, 1/29/16	718,482	630,219
Community Health Systems Inc.,		
Delayed Draw Term Loan, 2.441% - 2.504%, 7/25/14	12,913	12,501
Extend Term Loan, 3.691% - 3.754%, 1/25/17	126,111	123,234
Term Loan, 2.441% - 2.504%, 7/25/14	250,993	242,977
Consolidated Container Co. LLC, Second-Lien Term Loan, 5.688%, 9/28/14	207,182	186,723
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.059%, 3/29/16	263,540	264,198
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	173,098	174,504
Dean Foods Co., 2016 Tranche B Term Loan, 3.56%, 4/02/16	94,479	93,564
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	216,734	217,054
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	75,657	76,021
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	131,567	132,102
Dollar General Corp., Tranche B-1 Term Loan, 2.941% - 3.023%, 7/07/14	117,108	117,078
Federal-Mogul Corp.,		
Term Loan B, 2.128% - 2.148%, 12/27/14	609,766	588,615
Term Loan C, 2.128% - 2.148%, 12/27/15	313,711	302,829
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	103,355	103,980
First Data Corp.,		
Term Loan B-1, 2.945%, 9/24/14	390,549	366,346
Term Loan B-2, 2.945%, 9/24/14	51,480	48,292
Term Loan B-3, 2.945%, 9/24/14	51,480	48,265
Georgia-Pacific LLC, Term Loan C, 3.56%, 12/23/14	32,463	32,573
ⁿGoodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	136,515	137,795
Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	56,455	56,714
ⁿHCA Inc., Tranche B-2 Term Loan, 3.557%, 3/31/17	290,093	288,884
Hertz Corp.,		
Credit Linked Deposit, 3.75%, 3/11/18	72,700	71,469
Tranche B Term Loan, 3.75%, 3/11/18	160,000	160,311
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	32,583	33,235
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	135,048	135,733
Jarden Corp., Tranche B Term Loan, 3.242% - 5.25%, 3/31/18	40,926	41,254

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

[n]KAR Auction Services Inc., Term Loan, 6.00%, 5/19/17	125,600	126,228
Key Safety Systems Inc., Term Loan B, 2.441% - 2.447%, 3/10/14	201,083	191,867
Michael Foods Group Inc., Term Loan B, 4.25%, 2/25/18	35,981	36,170
[n]Moneygram Payment Systems Worldwide Inc., Term Loan, 4.50%, 11/18/17	53,977	54,348
MSCI Inc.,		
Term Loan, 3.75%, 6/01/16	81,927	82,657
Term Loan B, 3.75%, 3/09/17	26,541	26,778
Nalco Co., Term Loan B-1, 4.50%, 10/05/17	236,927	239,084
Potters Holdings II, LP, Second Lien Term Loan, 10.25%, 11/06/17	24,322	24,748
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	707,572	528,910
RBS Global Inc. (Rexnord), Tranche B-1 Term B Loan, 2.75% - 2.813%, 7/22/13	300,000	298,750
Regal Cinemas Corp., Term Loan, 3.557%, 8/23/17	117,927	118,013
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	178,436	175,537
Reynolds Group Holdings Inc, U.S. Term Loan, 4.25%, 2/09/18	95,720	95,877
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	199,604	201,368
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	20,125	20,540
[b,m]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	89,821	94,087
Summit Entertainment LLC, Term Loan, 7.50% - 8.25%, 9/07/16	662,514	658,373
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.863% - 3.893%, 2/28/16	109,577	109,817
SUPERVALU Inc., Term Loan B-2, 3.441%, 10/05/15	355,155	352,768
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	112,187	112,689
Trans Union LLC, Term Loan, 4.75%, 2/10/18	168,048	169,098
[n]TransDigm Inc., Term Loan B, 4.00%, 2/14/17	207,904	209,147
[n]TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	38,482	38,790
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	327,570	329,566
Univision Communications Inc., Extended First Lien Term Loan, 4.441%, 3/31/17	769,250	744,922
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	196,000	199,920
Visant Corp., (Jostens), Term Loan B, 5.25%, 12/22/16	379,050	379,998
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	89,898	90,333
[n]Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	94,868	95,282
		13,514,578
Total Senior Floating Rate Interests (Cost $14,644,087)		14,769,948
Municipal Bonds 0.8%		
United States 0.8%		
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1,		
6.793%, 4/01/30	70,000	76,316
7.043%, 4/01/50	2,540,000	2,854,858
California State GO,		
6.65%, 3/01/22	545,000	617,758
7.625%, 3/01/40	2,150,000	2,549,513
Build America Bonds, 7.30%, 10/01/39	570,000	650,740
Various Purpose, Refunding, 5.25%, 3/01/30	775,000	797,932
Various Purpose, Refunding, 5.25%, 3/01/38	7,350,000	7,349,412
Various Purpose, Refunding, 5.50%, 3/01/40	645,000	668,491
Detroit GO, Distribution State Aid, 4.50%, 11/01/23	175,000	178,222
Illinois State GO, 4.421%, 1/01/15	940,000	977,196
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	500,000	509,275
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	25,000	25,708
Los Angeles Community College District GO, Election of 2008, Series D, 6.68%, 8/01/36	65,000	66,649
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	20,000	21,353
[g]New York City IDA, 144A, 11.00%, 3/01/29	300,000	378,936
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,		
8/01/27	10,000	3,740
8/01/30	10,000	2,963
8/01/32	10,000	2,515
8/01/33	5,000	1,156
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, 5.75%, 7/01/36	1,255,000	1,230,452
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn., 9/01/30	40,000	12,651

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2011, the aggregate value of these securities was $94,087, representing less than 0.01% of net assets.
[c]At May 31, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d]Security is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of this GDP linked security.
[e]The coupon rate shown represents the rate at period end.
[f]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2011, the aggregate value of these securities was $455,318,916, representing 17.48% of net assets.
[h]Principal amount is stated in 1,000 Brazilian Real Units.
[i]Redemption price at maturity is adjusted for inflation.
[j]Principal amount is stated in 100 Mexican Peso Units.
[k]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2011, the aggregate value of these securities was $16,915,174, representing 0.65% of net assets.
[l]A supranational organization is an entity formed by two or more central governments through international treaties.
[m]Income may be received in additional securities and/or cash.
[n]A portion or all of the security purchased on a delayed delivery basis.
[o]Perpetual security with no stated maturity date.
[p]Income may be reflected in the redemption value or received in additional securities and/or cash.
[q]Defaulted security or security for which income has been deemed uncollectible.
[r]The security is traded on a discount basis with no stated coupon rate.
[s]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At May 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Indian Rupee	DBAB	Buy	619,000	12,985		6/16/11	717	-
Indian Rupee	DBAB	Buy	563,000	11,825		6/20/11	629	-
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,167,645		6/29/11	99,799	-
Swedish Krona	DBAB	Buy	2,169,000	225,634	EUR	6/29/11	26,453	-
Swedish Krona	UBSW	Buy	2,171,000	226,346	EUR	6/29/11	25,753	-
Euro	DBAB	Sell	4,220,000	5,161,904		7/01/11	-	(906,879)
Indian Rupee	DBAB	Buy	136,067,550	2,850,000		7/01/11	154,240	-
Japanese Yen	UBSW	Sell	614,000,000	6,993,166		7/01/11	-	(538,619)
Japanese Yen	MSCO	Sell	460,900,000	5,244,771		7/01/11	-	(408,975)
Norwegian Krone	MSCO	Buy	26,801,638	3,330,000	EUR	7/01/11	177,600	-
Philippine Peso	DBAB	Buy	360,359,360	7,570,000		7/01/11	751,314	-
Swedish Krona	MSCO	Buy	31,810,624	3,330,000	EUR	7/01/11	357,667	-
Euro	DBAB	Sell	200,000	245,600		7/05/11	-	(41,992)
Norwegian Krone	MSCO	Buy	11,921,994	1,470,000	EUR	7/05/11	94,865	-
Philippine Peso	JPHQ	Buy	17,244,000	360,000		7/05/11	38,080	-
Swedish Krona	MSCO	Buy	14,059,080	1,470,000	EUR	7/05/11	160,284	-
Indian Rupee	DBAB	Buy	55,085,000	1,150,000		7/06/11	65,307	-
Japanese Yen	UBSW	Sell	125,000,000	1,446,759		7/06/11	-	(86,615)
Euro	DBAB	Sell	198,009	249,413		7/07/11	-	(35,303)
Swedish Krona	UBSW	Buy	1,208,500	127,665	EUR	7/15/11	11,840	-
British Pound	DBAB	Sell	479,342	730,820		7/18/11	-	(57,219)
Euro	DBAB	Sell	498,008	634,820		7/18/11	-	(81,064)
Indian Rupee	CITI	Buy	890,000	18,438		7/18/11	1,162	-
Euro	DBAB	Sell	510,524	658,499		7/20/11	-	(75,340)
Indian Rupee	JPHQ	Buy	890,000	18,407		7/20/11	1,187	-
British Pound	DBAB	Sell	206,876	314,492		7/22/11	-	(25,596)
Euro	DBAB	Sell	5,566,476	7,159,137		7/22/11	-	(841,861)
Euro	DBAB	Sell	9,722,000	12,454,854		7/27/11	-	(1,517,380)
Swedish Krona	DBAB	Buy	1,208,500	127,523	EUR	7/27/11	11,971	-
Chilean Peso	DBAB	Buy	485,730,000	913,885		7/29/11	123,648	-
Indian Rupee	JPHQ	Buy	44,200,000	915,303		7/29/11	56,485	-
Malaysian Ringgit	HSBK	Buy	12,000,000	3,698,909		7/29/11	270,330	-
Japanese Yen	MSCO	Sell	460,900,000	5,392,788		8/05/11	-	(261,807)
Polish Zloty	DBAB	Buy	5,016,264	1,230,894	EUR	8/09/11	47,920	-
Euro	CITI	Sell	303,457	401,780		8/10/11	-	(34,166)
Chilean Peso	JPHQ	Buy	315,000,000	600,286		8/12/11	71,357	-
Polish Zloty	DBAB	Buy	11,975,000	2,944,431	EUR	8/12/11	104,921	-
Euro	MSCO	Sell	6,180,000	7,912,192		8/15/11	-	(964,665)
Euro	DBAB	Sell	291,630	374,876		8/15/11	-	(44,017)
Philippine Peso	HSBK	Buy	145,000,000	3,099,532		8/15/11

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

							237,867	-
Euro	DBAB	Sell	17,614,000	22,588,722		8/16/11	-	(2,711,002)
Indian Rupee	JPHQ	Buy	32,466,000	671,618		8/16/11	39,994	-
Indian Rupee	HSBK	Buy	34,619,025	717,047		8/17/11	41,626	-
Philippine Peso	HSBK	Buy	135,885,341	2,905,812		8/17/11	221,332	-
Chilean Peso	JPHQ	Buy	125,885,900	243,258		8/18/11	24,949	-
Euro	DBAB	Sell	3,950,000	5,058,686		8/18/11	-	(614,526)
Indian Rupee	JPHQ	Buy	4,183,700	86,297		8/18/11	5,372	-
Japanese Yen	UBSW	Sell	33,171,000	390,353		8/18/11	-	(16,639)
Japanese Yen	DBAB	Sell	20,175,000	237,423		8/18/11	-	(10,114)
Japanese Yen	JPHQ	Sell	16,483,000	192,964		8/18/11	-	(9,274)
Chilean Peso	JPHQ	Buy	43,134,000	83,230		8/19/11	8,657	-
Japanese Yen	HSBK	Sell	16,407,000	193,053		8/19/11	-	(8,254)
Japanese Yen	BZWS	Sell	16,448,000	193,629		8/22/11	-	(8,184)
Japanese Yen	DBAB	Sell	16,469,000	194,118		8/22/11	-	(7,953)
Japanese Yen	MSCO	Sell	13,000,000	153,042		8/22/11	-	(6,465)
Euro	DBAB	Sell	8,745,205	11,223,334		8/23/11	-	(1,335,147)
Japanese Yen	FBCO	Sell	32,622,000	383,788		8/23/11	-	(16,479)
Japanese Yen	CITI	Sell	32,863,000	387,522		8/23/11	-	(15,702)
Japanese Yen	DBAB	Sell	16,255,000	191,999		8/23/11	-	(7,448)
Indian Rupee	HSBK	Buy	399,645,000	8,274,395		8/24/11	473,284	-
Indian Rupee	DBAB	Buy	11,485,000	237,391		8/24/11	13,999	-
Japanese Yen	JPHQ	Sell	32,793,000	386,482		8/24/11	-	(15,885)
Japanese Yen	BZWS	Sell	32,684,000	386,171		8/24/11	-	(14,859)
Euro	DBAB	Sell	397,322	510,221		8/25/11	-	(60,316)
Japanese Yen	DBAB	Sell	66,294,000	781,073		8/25/11	-	(32,353)
Japanese Yen	BZWS	Sell	32,612,000	384,304		8/25/11	-	(15,845)
Philippine Peso	HSBK	Buy	90,000,000	1,930,916		8/25/11	139,025	-
Philippine Peso	JPHQ	Buy	91,000,000	1,946,524		8/25/11	146,416	-
South Korean Won	JPHQ	Buy	27,147,200,000	23,954,116		8/25/11	1,072,649	-
Euro	MSCO	Sell	1,764,654	2,233,716		8/26/11	-	(300,174)
Indian Rupee	HSBK	Buy	12,806,000	263,769		8/26/11	16,440	-
Indian Rupee	JPHQ	Buy	12,717,000	261,559		8/26/11	16,703	-
Japanese Yen	JPHQ	Sell	158,882,000	1,876,565		8/26/11	-	(72,926)
Japanese Yen	HSBK	Sell	162,748,000	1,946,902		8/26/11	-	(50,024)
Japanese Yen	UBSW	Sell	90,565,000	1,078,887		8/26/11	-	(32,351)
Swedish Krona	UBSW	Buy	12,242,000	1,287,263	EUR	8/29/11	125,580	-
Japanese Yen	JPHQ	Sell	618,000,000	7,330,091		8/30/11	-	(252,993)
Japanese Yen	BZWS	Sell	38,900,000	462,028		8/30/11	-	(15,289)
Swedish Krona	UBSW	Buy	12,230,000	1,286,001	EUR	8/30/11	125,397	-

							300,510	-
Norwegian Krone	BZWS	Buy	23,040,000	2,803,397	EUR	10/19/11	218,798	-
Philippine Peso	DBAB	Buy	3,748,000	85,104		10/19/11	800	-
Philippine Peso	HSBK	Buy	15,125,000	342,800		10/19/11	3,866	-
Swedish Krona	BZWS	Buy	43,749,500	4,684,803	EUR	10/19/11	316,795	-
Philippine Peso	JPHQ	Buy	7,523,000	169,544		10/21/11	2,862	-
Philippine Peso	DBAB	Buy	14,983,000	337,577		10/21/11	5,792	-
Euro	BZWS	Sell	1,066,000	1,487,070		10/26/11	-	(40,752)
Indian Rupee	DBAB	Buy	20,458,000	440,431		10/26/11	3,015	-
Indian Rupee	HSBK	Buy	20,938,000	451,542		10/26/11	2,308	-
Norwegian Krone	BZWS	Buy	8,949,000	1,084,136	EUR	10/26/11	91,325	-
Philippine Peso	JPHQ	Buy	8,108,000	183,847		10/26/11	1,909	-
Philippine Peso	DBAB	Buy	16,206,000	367,391		10/26/11	3,891	-
Philippine Peso	HSBK	Buy	15,125,000	342,411		10/26/11	4,105	-
Euro	UBSW	Sell	4,280,000	5,960,970		10/27/11	-	(173,062)
Euro	DBAB	Sell	2,310,730	3,218,721		10/27/11	-	(92,983)
Indian Rupee	DBAB	Buy	43,204,000	929,518		10/27/11	6,824	-
Indian Rupee	HSBK	Buy	31,191,000	674,692		10/27/11	1,297	-
Norwegian Krone	BZWS	Buy	54,931,000	6,697,806	EUR	10/27/11	498,363	-
Philippine Peso	HSBK	Buy	61,990,000	1,411,751		10/27/11	8,361	-
Swedish Krona	BZWS	Buy	87,076,300	9,369,592	EUR	10/27/11	562,357	-
Chilean Peso	BZWS	Buy	1,124,481,000	2,220,101		10/28/11	157,615	-
Chilean Peso	DBAB	Buy	2,211,366,000	4,368,130		10/28/11	307,803	-
Philippine Peso	DBAB	Buy	130,474,000	2,971,322		10/28/11	17,488	-
Philippine Peso	HSBK	Buy	41,320,000	941,230		10/28/11	5,300	-
Euro	DBAB	Sell	138,000	189,164		10/31/11	-	(8,592)
Philippine Peso	HSBK	Buy	80,690,000	1,835,115		10/31/11	12,935	-
Japanese Yen	BZWS	Sell	619,000,000	7,685,050		11/01/11	85,789	-
Japanese Yen	CITI	Sell	619,900,000	7,685,060		11/01/11	74,750	-
Japanese Yen	UBSW	Sell	1,239,900,000	15,369,645		11/01/11	147,798	-
Euro	DBAB	Sell	519,000	717,595		11/03/11	-	(26,068)
Philippine Peso	DBAB	Buy	40,490,000	941,168		11/04/11	-	(14,051)
Euro	DBAB	Sell	398,000	554,923		11/07/11	-	(15,292)
Norwegian Krone	UBSW	Buy	35,137,100	4,232,927	EUR	11/07/11	389,658	-
Japanese Yen	CITI	Sell	207,713,767	2,569,475		11/08/11	19,295	-
Japanese Yen	BZWS	Sell	204,044,000	2,524,360		11/10/11	19,194	-
Japanese Yen	BZWS	Sell	266,734,000	3,325,860		11/14/11	50,907	-
Japanese Yen	UBSW	Sell	206,868,600	2,579,184		11/14/11	39,256	-
Philippine Peso	DBAB	Buy	85,200,000	1,979,002		11/14/11	-	(29,344)
Australian Dollar	CITI	Buy	3,334,258	3,177,215		11/15/11	305,643	-

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Japanese Yen	DBAB	Sell	98,350,000	1,201,461		11/16/11	-	(6,098)
Japanese Yen	JPHQ	Sell	49,112,000	600,171		11/16/11	-	(2,835)
Euro	UBSW	Sell	8,678,696	11,756,162		11/17/11	-	(674,005)
Japanese Yen	BZWS	Sell	121,737,000	1,480,031		11/17/11	-	(14,690)
Japanese Yen	UBSW	Sell	39,232,000	476,463		11/17/11	-	(5,238)
Japanese Yen	HSBK	Sell	25,664,000	310,477		11/17/11	-	(4,633)
Australian Dollar	JPHQ	Buy	3,334,000	3,134,293		11/18/11	346,936	-
Australian Dollar	CITI	Buy	6,667,000	6,206,777		11/18/11	754,638	-
Chilean Peso	MSCO	Buy	4,234,440,000	8,524,288		11/18/11	410,261	-
Malaysian Ringgit	JPHQ	Buy	35,805,300	11,357,388		11/18/11	389,604	-
Euro	DBAB	Sell	7,090,000	9,534,348		11/21/11	-	(619,144)
Japanese Yen	BZWS	Sell	136,747,000	1,649,144		11/21/11	-	(29,929)
Norwegian Krone	MSCO	Buy	14,026,020	1,690,177	EUR	11/25/11	153,056	-
Euro	DBAB	Sell	1,980,000	2,642,270		11/28/11	-	(192,647)
Japanese Yen	BOFA	Sell	106,050,000	1,280,797		11/28/11	-	(21,437)
Norwegian Krone	MSCO	Buy	21,620,000	2,600,308	EUR	11/28/11	242,562	-
Norwegian Krone	UBSW	Buy	14,162,000	1,711,603	EUR	11/28/11	147,014	-
Swedish Krona	UBSW	Buy	15,700,000	1,674,577	EUR	11/28/11	120,157	-
Japanese Yen	BZWS	Sell	154,516,000	1,865,910		11/29/11	-	(31,482)
Japanese Yen	CITI	Sell	38,352,000	463,412		11/29/11	-	(7,534)
Australian Dollar	BZWS	Buy	5,453,068	5,000,000		12/01/11	684,247	-
Australian Dollar	DBAB	Buy	1,042,000	956,035		12/01/11	130,140	-
Euro	DBAB	Sell	3,621,000	4,736,869		12/01/11	-	(447,088)
Euro	UBSW	Sell	425,000	557,621		12/01/11	-	(50,824)
Japanese Yen	DBAB	Sell	95,091,000	1,136,229		12/01/11	-	(31,478)
Norwegian Krone	UBSW	Buy	3,180,000	385,455	EUR	12/01/11	31,331	-
Philippine Peso	HSBK	Buy	28,530,000	645,519		12/01/11	6,660	-
Euro	DBAB	Sell	7,610,000	9,902,513		12/02/11	-	(991,890)
Chilean Peso	DBAB	Buy	87,440,000	175,512		12/06/11	8,638	-
Chilean Peso	BOFA	Buy	66,470,000	133,327		12/06/11	6,660	-
Euro	DBAB	Sell	18,199,000	23,850,699		12/06/11	-	(2,199,427)
Euro	HSBK	Sell	7,767	10,177		12/06/11	-	(941)
Chilean Peso	BOFA	Buy	99,980,000	200,321		12/07/11	10,216	-
Euro	DBAB	Sell	4,267,000	5,677,244		12/07/11	-	(430,360)
Indian Rupee	JPHQ	Buy	46,700,000	983,779		12/07/11	22,138	-
Indian Rupee	DBAB	Buy	60,684,000	1,278,096		12/07/11	29,037	-
Australian Dollar	DBAB	Buy	937,000	885,683		12/09/11	90,020	-
Australian Dollar	BZWS	Buy	521,000	486,614		12/12/11	55,693	-
Polish Zloty	BZWS	Buy	15,880,000	3,832,278	EUR	12/12/11	196,476	-
Norwegian Krone	UBSW	Buy	3,050,000	378,412	EUR	12/14/11

							17,279	-
Swedish Krona	UBSW	Buy	4,627,500	501,844	EUR	12/14/11	23,150	-
Euro	DBAB	Sell	552,375	736,415		12/15/11	-	(54,026)
Euro	BZWS	Sell	455,000	605,605		12/15/11	-	(45,494)
Norwegian Krone	UBSW	Buy	4,571,000	567,368	EUR	12/15/11	25,510	-
Swedish Krona	UBSW	Buy	4,627,500	499,003	EUR	12/15/11	27,189	-
British Pound	DBAB	Sell	100,000	157,270		12/16/11	-	(6,758)
Polish Zloty	DBAB	Buy	4,100,000	1,004,262	EUR	12/20/11	28,717	-
Japanese Yen	CITI	Sell	241,795,083	2,912,141		12/28/11	-	(58,072)
Japanese Yen	BZWS	Sell	240,903,916	2,902,842		12/28/11	-	(56,425)
Japanese Yen	JPHQ	Sell	241,286,602	2,926,708		12/28/11	-	(37,259)
Chilean Peso	DBAB	Buy	1,500,450,000	3,122,685		1/05/12	27,198	-
Euro	DBAB	Sell	419,600	559,348		1/05/12	-	(40,685)
Philippine Peso	HSBK	Buy	140,610,000	3,237,027		1/05/12	-	(29,609)
Euro	DBAB	Sell	2,120,000	2,817,162		1/06/12	-	(214,362)
Indian Rupee	HSBK	Buy	141,600,000	2,997,460		1/06/12	39,791	-
Japanese Yen	HSBK	Sell	276,930,000	3,402,088		1/06/12	-	(103)
Norwegian Krone	DBAB	Buy	17,500,000	2,205,669	EUR	1/06/12	46,902	-
Chilean Peso	MSCO	Buy	214,571,000	423,813		1/09/12	26,443	-
Chilean Peso	DBAB	Buy	125,650,000	247,811		1/09/12	15,853	-
Chilean Peso	DBAB	Buy	176,530,000	348,158		1/10/12	22,233	-
Japanese Yen	BZWS	Sell	167,350,000	2,023,579		1/10/12	-	(32,482)
Japanese Yen	UBSW	Sell	83,670,000	1,011,888		1/10/12	-	(16,081)
Japanese Yen	CITI	Sell	83,690,000	1,012,608		1/10/12	-	(15,607)
Euro	BZWS	Sell	1,370,694	1,773,678		1/11/12	-	(186,048)
Euro	UBSW	Sell	368,000	476,348		1/11/12	-	(49,793)
Japanese Yen	DBAB	Sell	83,940,000	1,015,227		1/12/12	-	(16,085)
Japanese Yen	HSBK	Sell	84,030,000	1,018,360		1/12/12	-	(14,058)
Chilean Peso	MSCO	Buy	198,000,000	390,186		1/13/12	25,120	-
Japanese Yen	BZWS	Sell	133,750,000	1,619,249		1/13/12	-	(24,064)
Japanese Yen	HSBK	Sell	134,760,000	1,632,722		1/13/12	-	(23,000)
Japanese Yen	UBSW	Sell	106,390,000	1,288,576		1/13/12	-	(18,580)
Philippine Peso	JPHQ	Buy	96,947,000	2,202,090		1/13/12	8,267	-
Australian Dollar	FBCO	Buy	13,288,244	12,489,621		1/17/12	1,277,334	-
Philippine Peso	HSBK	Buy	15,560,000	353,773		1/17/12	903	-
Japanese Yen	HSBK	Sell	126,059,100	1,531,628		1/18/12	-	(17,288)
Philippine Peso	HSBK	Buy	10,377,000	232,955		1/18/12	3,565	-
Philippine Peso	DBAB	Buy	5,918,000	132,825		1/18/12	2,063	-
Philippine Peso	JPHQ	Buy	14,778,000	328,510		1/19/12	8,301	-
Philippine Peso	DBAB	Buy	3,703,000	83,382		1/19/12	1,014	-

Japanese Yen	MSCO	Sell	5,282,022,900	64,200,000		1/20/12	-	(702,976)
Norwegian Krone	MSCO	Buy	142,538,040	17,970,000	EUR	1/20/12	360,717	-
Swedish Krona	MSCO	Buy	108,406,800	12,000,000	EUR	1/20/12	171,431	-
Euro	DBAB	Sell	23,810,000	31,975,878		1/23/12	-	(2,052,801)
Australian Dollar	CITI	Buy	6,370,678	6,000,351		1/24/12	593,831	-
British Pound	BZWS	Buy	7,000,833	11,092,337		1/24/12	383,245	-
British Pound	CITI	Buy	4,661,845	7,366,974		1/24/12	274,600	-
British Pound	DBAB	Buy	6,981,061	11,050,461		1/24/12	392,711	-
British Pound	DBAB	Buy	3,853,494	6,131,487		1/26/12	184,840	-
Euro	DBAB	Sell	1,100,000	1,494,075		1/26/12	-	(77,866)
Euro	BZWS	Sell	888,633	1,197,878		1/26/12	-	(72,012)
Japanese Yen	BZWS	Sell	209,770,000	2,550,085		1/26/12	-	(27,661)
Japanese Yen	UBSW	Sell	183,530,000	2,232,589		1/26/12	-	(22,708)
Japanese Yen	DBAB	Sell	174,474,569	2,124,968		1/26/12	-	(19,052)
Philippine Peso	HSBK	Buy	15,125,000	335,887		1/26/12	8,685	-
British Pound	MSCO	Buy	2,910,475	4,581,772		1/27/12	188,754	-
British Pound	BZWS	Buy	4,883,699	7,681,204		1/27/12	323,611	-
British Pound	JPHQ	Buy	969,817	1,542,979		1/27/12	46,637	-
Euro	CITI	Sell	137,500	185,918		1/27/12	-	(10,568)
Japanese Yen	HSBK	Sell	225,900,265	2,756,226		1/27/12	-	(19,770)
British Pound	JPHQ	Buy	1,926,508	3,032,054		1/30/12	125,499	-
Chilean Peso	JPHQ	Buy	440,000,000	871,115		1/30/12	50,124	-
Euro	BZWS	Sell	2,470,000	3,359,200		1/30/12	-	(170,063)
Norwegian Krone	UBSW	Buy	20,615,000	2,578,164	EUR	1/30/12	80,398	-
Swedish Krona	DBAB	Buy	9,800,000	1,091,253	EUR	1/30/12	5,734	-
Swedish Krona	UBSW	Buy	25,173,000	2,803,838	EUR	1/30/12	13,637	-
British Pound	MSCO	Buy	1,017,577	1,610,926		1/31/12	56,857	-
Chilean Peso	DBAB	Buy	641,000,000	1,276,765		1/31/12	65,170	-
Chilean Peso	JPHQ	Buy	638,000,000	1,276,638		1/31/12	59,016	-
Euro	DBAB	Sell	921,000	1,252,560		1/31/12	-	(63,370)
British Pound	CITI	Buy	3,407,298	5,389,562		2/01/12	194,816	-
British Pound	BZWS	Buy	422,792	666,603		2/01/12	26,330	-
British Pound	MSCO	Buy	3,922,955	6,183,813		2/01/12	245,699	-
Euro	UBSW	Sell	2,559,000	3,484,565		2/01/12	-	(171,629)
Chilean Peso	DBAB	Buy	372,800,000	736,613		2/02/12	43,679	-
Chilean Peso	MSCO	Buy	234,360,800	470,000		2/02/12	20,531	-
Euro	DBAB	Sell	900,000	1,225,350		2/02/12	-	(60,491)
Chilean Peso	DBAB	Buy	180,800,000	356,889		2/03/12	21,496	-
British Pound	DBAB	Sell	322,845	519,523		2/06/12	-	(9,558)
Indian Rupee	JPHQ	Buy	22,900,000	474,907		2/06/12

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

							14,164	-
Indian Rupee	HSBK	Buy	66,000,000	1,369,863		2/06/12	39,686	-
Chilean Peso	DBAB	Buy	126,910,000	257,398		2/07/12	8,091	-
Indian Rupee	HSBK	Buy	28,500,000	592,146		2/07/12	16,438	-
Singapore Dollar	HSBK	Buy	5,044,000	3,950,254		2/07/12	141,099	-
Singapore Dollar	DBAB	Buy	5,045,000	3,950,542		2/07/12	141,622	-
Australian Dollar	MSCO	Buy	1,080,705	1,050,823		2/08/12	65,621	-
Australian Dollar	UBSW	Buy	1,080,406	1,047,724		2/08/12	68,412	-
Chilean Peso	BZWS	Buy	173,800,000	350,828		2/08/12	12,715	-
Chilean Peso	JPHQ	Buy	172,600,000	348,863		2/08/12	12,169	-
Chilean Peso	DBAB	Buy	259,200,000	526,294		2/08/12	15,881	-
Indian Rupee	HSBK	Buy	47,340,000	984,404		2/08/12	26,345	-
Norwegian Krone	UBSW	Buy	4,920,000	620,836	EUR	2/08/12	10,969	-
Singapore Dollar	DBAB	Buy	10,048,000	7,900,825		2/08/12	249,461	-
Australian Dollar	BZWS	Buy	690,000	54,717,000	JPY	2/09/12	40,223	-
Australian Dollar	CITI	Buy	690,000	54,751,500	JPY	2/09/12	39,799	-
Australian Dollar	DBAB	Buy	690,000	54,770,820	JPY	2/09/12	39,561	-
Chilean Peso	BZWS	Buy	357,900,000	722,374		2/09/12	26,176	-
Euro	DBAB	Sell	333,000	448,498		2/09/12	-	(27,156)
Norwegian Krone	UBSW	Buy	6,876,600	864,579	EUR	2/09/12	19,785	-
Norwegian Krone	DBAB	Buy	9,825,000	1,235,616	EUR	2/09/12	27,780	-
Singapore Dollar	BZWS	Buy	1,443,266	1,132,986		2/09/12	37,701	-
Chilean Peso	DBAB	Buy	100,600,000	204,388		2/10/12	5,995	-
Euro	BZWS	Sell	344,000	466,464		2/10/12	-	(24,886)
Japanese Yen	MSCO	Sell	233,392,000	2,856,241		2/10/12	-	(12,318)
Japanese Yen	HSBK	Sell	85,634,000	1,046,103		2/10/12	-	(6,401)
Chilean Peso	BZWS	Buy	169,400,000	343,750		2/13/12	10,401	-
Euro	UBSW	Sell	1,757,000	2,385,602		2/13/12	-	(123,751)
Singapore Dollar	HSBK	Buy	5,216,200	4,096,076		2/13/12	135,033	-
British Pound	BZWS	Buy	2,694,503	4,293,367		2/14/12	121,783	-
Chilean Peso	DBAB	Buy	99,300,000	202,488		2/14/12	5,089	-
Chilean Peso	MSCO	Buy	226,130,000	465,145		2/14/12	7,557	-
Euro	DBAB	Sell	344,000	465,071		2/14/12	-	(26,215)
Singapore Dollar	HSBK	Buy	3,755,700	2,949,186		2/14/12	97,251	-
British Pound	MSCO	Buy	3,666,682	5,829,071		2/15/12	178,964	-
Japanese Yen	JPHQ	Sell	30,000,000	365,497		2/15/12	-	(3,248)
Japanese Yen	DBAB	Sell	25,457,570	309,891		2/15/12	-	(3,020)
British Pound	CITI	Buy	3,143,825	4,997,729		2/16/12	153,490	-
Chilean Peso	MSCO	Buy	409,370,000	850,197		2/16/12	5,368	-
Euro	JPHQ	Sell	82,000	109,683		2/16/12	-	(7,418)

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Euro	UBSW	Sell	82,000	109,730		2/16/12	-	(7,371)
Japanese Yen	JPHQ	Sell	17,370,000	209,985		2/16/12	-	(3,520)
Singapore Dollar	DBAB	Buy	6,405,000	5,009,895		2/17/12	185,571	-
Singapore Dollar	BZWS	Buy	4,267,000	3,339,725		2/17/12	121,485	-
Singapore Dollar	HSBK	Buy	6,405,000	5,010,051		2/17/12	185,415	-
Chilean Peso	JPHQ	Buy	121,600,000	249,628		2/21/12	4,376	-
Chilean Peso	DBAB	Buy	108,310,000	223,966		2/21/12	2,277	-
Chilean Peso	JPHQ	Buy	206,400,000	428,438		2/22/12	2,655	-
Japanese Yen	HSBK	Sell	199,040,000	2,401,979		2/22/12	-	(44,733)
Philippine Peso	HSBK	Buy	23,321,060	534,519		2/22/12	-	(4,097)
Philippine Peso	DBAB	Buy	23,299,500	534,025		2/22/12	-	(4,093)
Chilean Peso	DBAB	Buy	73,590,000	152,033		2/23/12	1,653	-
Indian Rupee	HSBK	Buy	46,198,376	966,695		2/23/12	17,622	-
Japanese Yen	JPHQ	Sell	199,200,000	2,402,750		2/23/12	-	(45,959)
Singapore Dollar	DBAB	Buy	8,589,000	6,719,238		2/24/12	247,949	-
Australian Dollar	BZWS	Buy	20,898,335	19,943,365		2/27/12	1,592,804	-
Chilean Peso	MSCO	Buy	259,650,000	535,168		2/27/12	6,856	-
Chilean Peso	DBAB	Buy	91,000,000	188,001		2/27/12	1,963	-
Polish Zloty	DBAB	Buy	37,383,002	9,192,285	EUR	2/27/12	148,646	-
Singapore Dollar	DBAB	Buy	5,355,000	4,199,671		2/27/12	144,209	-
Chilean Peso	JPHQ	Buy	237,800,000	489,804		2/28/12	6,553	-
Chilean Peso	MSCO	Buy	317,000,000	646,807		2/28/12	14,864	-
Chilean Peso	DBAB	Buy	91,000,000	188,001		2/29/12	1,922	-
Chilean Peso	BZWS	Buy	219,300,000	446,731		2/29/12	10,963	-
Euro	JPHQ	Sell	20,456,395	27,947,527		2/29/12	-	(1,252,987)
Polish Zloty	DBAB	Buy	23,308,950	5,719,707	EUR	2/29/12	108,478	-
Singapore Dollar	DBAB	Buy	5,362,000	4,199,825		2/29/12	149,755	-
Chilean Peso	BZWS	Buy	109,800,000	223,352		3/01/12	5,783	-
Chilean Peso	DBAB	Buy	39,500,000	80,432		3/01/12	1,999	-
Japanese Yen	JPHQ	Sell	284,200,000	3,496,555		3/01/12	2,590	-
Japanese Yen	UBSW	Sell	316,900,000	3,898,197		3/01/12	2,217	-
Japanese Yen	HSBK	Sell	284,000,000	3,495,385		3/01/12	3,879	-
Polish Zloty	DBAB	Buy	10,675,130	2,626,367	EUR	3/01/12	39,675	-
Chilean Peso	DBAB	Buy	39,500,000	80,432		3/02/12	1,990	-
Euro	DBAB	Sell	4,049,000	5,529,314		3/05/12	-	(249,444)
Polish Zloty	DBAB	Buy	10,681,170	2,626,367	EUR	3/05/12	40,803	-
Japanese Yen	MSCO	Sell	91,664,560	1,119,902		3/07/12	-	(7,136)
Polish Zloty	DBAB	Buy	7,417,100	1,821,488	EUR	3/07/12	31,241	-
Euro	UBSW	Sell	1,380,000	1,909,299		3/08/12	-	(60,043)
Euro	MSCO	Sell	1,211,000	1,675,358		3/08/12

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

							-	(52,811)
Euro	HSBK	Sell	427,000	590,114		3/08/12	-	(19,240)
Polish Zloty	DBAB	Buy	19,261,602	4,735,897	EUR	3/08/12	72,624	-
British Pound	BZWS	Buy	3,483,199	5,583,080		3/12/12	121,278	-
Chilean Peso	MSCO	Buy	222,700,000	452,826		3/12/12	11,362	-
Euro	DBAB	Sell	4,063,000	5,590,485		3/12/12	-	(206,860)
Polish Zloty	DBAB	Buy	12,599,020	3,100,000	EUR	3/12/12	43,099	-
British Pound	MSCO	Buy	6,469,541	10,339,038		3/14/12	255,512	-
Polish Zloty	DBAB	Buy	7,949,300	1,939,989	EUR	3/14/12	49,563	-
Polish Zloty	BZWS	Buy	7,593,347	1,850,580	EUR	3/15/12	50,787	-
Polish Zloty	DBAB	Buy	16,711,350	4,060,391	EUR	3/15/12	129,385	-
Euro	UBSW	Sell	2,700,000	3,735,612		3/16/12	-	(116,389)
Euro	DBAB	Sell	2,334,000	3,228,724		3/16/12	-	(101,116)
Polish Zloty	DBAB	Buy	5,334,610	1,295,406	EUR	3/16/12	42,253	-
Australian Dollar	BZWS	Buy	35,491,585	33,529,610		3/19/12	2,941,879	-
Australian Dollar	CITI	Buy	11,291,000	10,613,427		3/19/12	989,311	-
Euro	DBAB	Sell	14,330,000	19,728,111		3/19/12	-	(713,919)
Malaysian Ringgit	HSBK	Buy	51,780,000	16,690,304		3/19/12	152,569	-
Malaysian Ringgit	DBAB	Buy	58,684,300	18,914,799		3/19/12	173,888	-
Polish Zloty	DBAB	Buy	8,845,690	2,140,000	EUR	3/19/12	80,846	-
Singapore Dollar	JPHQ	Buy	11,597,000	9,067,949		3/19/12	339,819	-
Singapore Dollar	HSBK	Buy	9,257,000	7,254,930		3/19/12	254,574	-
Singapore Dollar	DBAB	Buy	8,097,700	6,347,802		3/19/12	221,249	-
South Korean Won	JPHQ	Buy	35,659,300,000	31,000,000		3/19/12	1,528,076	-
Australian Dollar	DBAB	Buy	5,524,821	5,179,409		3/21/12	496,422	-
Chilean Peso	JPHQ	Buy	122,700,000	246,262		3/21/12	9,242	-
Euro	DBAB	Sell	1,261,000	1,750,167		3/21/12	-	(48,551)
Malaysian Ringgit	HSBK	Buy	11,185,200	3,600,000		3/21/12	37,776	-
Polish Zloty	BZWS	Buy	10,009,200	2,400,000	EUR	3/21/12	121,646	-
Singapore Dollar	HSBK	Buy	6,967,000	5,441,056		3/21/12	210,772	-
Singapore Dollar	DBAB	Buy	8,718,400	6,801,155		3/21/12	271,458	-
Swedish Krona	BZWS	Buy	32,000,000	3,509,542	EUR	3/21/12	86,325	-
Australian Dollar	DBAB	Buy	362,678	339,633		3/22/12	32,908	-
Euro	DBAB	Sell	1,300,000	1,821,638		3/22/12	-	(32,647)
Malaysian Ringgit	HSBK	Buy	7,500,000	2,426,870		3/22/12	12,189	-
Japanese Yen	UBSW	Sell	735,719,080	9,108,478		3/23/12	60,246	-
Polish Zloty	DBAB	Buy	5,265,800	1,279,567	EUR	3/26/12	39,213	-
Euro	DBAB	Sell	760,000	1,069,073		3/28/12	-	(14,747)
British Pound	MSCO	Buy	2,814,117	4,483,648		3/29/12	123,218	-
British Pound	DBAB	Buy	2,814,488	4,483,648		3/29/12	123,825	-

Indian Rupee	JPHQ	Buy	83,569,208	1,758,241		3/29/12	13,409	-
Indian Rupee	DBAB	Buy	41,712,993	880,207		3/29/12	4,101	-
British Pound	BZWS	Buy	5,645,348	8,967,297		3/30/12	274,245	-
Indian Rupee	JPHQ	Buy	72,738,152	1,531,975		3/30/12	9,839	-
Norwegian Krone	UBSW	Buy	18,312,027	2,295,718	EUR	3/30/12	55,517	-
Norwegian Krone	MSCO	Buy	14,659,688	1,837,814	EUR	3/30/12	44,477	-
Norwegian Krone	DBAB	Buy	10,930,000	1,366,148	EUR	3/30/12	38,998	-
Polish Zloty	DBAB	Buy	313,000	76,827	EUR	3/30/12	1,204	-
British Pound	FBCO	Buy	3,385,376	5,380,378		4/02/12	161,175	-
Polish Zloty	DBAB	Buy	8,521,000	2,074,902	EUR	4/04/12	55,450	-
Polish Zloty	DBAB	Buy	6,275,480	1,525,100	EUR	4/05/12	44,977	-
Euro	HSBK	Sell	2,107,000	2,960,377		4/10/12	-	(43,030)
Euro	DBAB	Sell	1,756,000	2,473,150		4/10/12	-	(29,927)
Euro	UBSW	Sell	1,054,000	1,479,974		4/10/12	-	(22,442)
Norwegian Krone	DBAB	Buy	7,100,000	896,159	EUR	4/10/12	12,333	-
Euro	DBAB	Sell	437,478	618,156		4/11/12	-	(5,422)
Indian Rupee	DBAB	Buy	911,000	19,445		4/11/12	-	(168)
Philippine Peso	DBAB	Buy	387,004,800	8,988,615		4/11/12	-	(205,914)
Euro	UBSW	Sell	3,371,000	4,805,613		4/12/12	777	-
Norwegian Krone	MSCO	Buy	67,400,000	8,527,328	EUR	4/12/12	87,431	-
Indian Rupee	JPHQ	Buy	253,960,000	5,445,111		4/13/12	-	(72,741)
Indian Rupee	DBAB	Buy	1,953,000	41,838		4/13/12	-	(524)
Chilean Peso	MSCO	Buy	195,220,000	396,587		4/16/12	8,795	-
Euro	HSBK	Sell	2,037,000	2,919,184		4/16/12	16,156	-
Indian Rupee	JPHQ	Buy	1,312,000	28,034		4/16/12	-	(292)
Euro	DBAB	Sell	82,000	117,141		4/18/12	287	-
Indian Rupee	JPHQ	Buy	1,288,000	27,358		4/18/12	-	(130)
Euro	DBAB	Sell	1,093,180	1,558,547		4/19/12	763	-
Indian Rupee	JPHQ	Buy	643,000	13,646		4/19/12	-	(55)
Indian Rupee	DBAB	Buy	451,000	9,549		4/19/12	-	(17)
Chilean Peso	MSCO	Buy	174,920,000	353,374		4/20/12	9,699	-
Japanese Yen	UBSW	Sell	271,100,000	3,300,664		4/20/12	-	(34,994)
Japanese Yen	CITI	Sell	271,000,000	3,301,375		4/20/12	-	(33,051)
Euro	DBAB	Sell	12,229,079	17,291,793		4/23/12	-	(132,279)
Swedish Krona	DBAB	Buy	195,715,395	21,570,000	EUR	4/23/12	341,739	-
Indian Rupee	DBAB	Buy	915,000	19,431		4/26/12	-	(110)
Chilean Peso	JPHQ	Buy	110,826,000	224,754		4/27/12	5,110	-
Euro	UBSW	Sell	1,163,000	1,674,569		4/27/12	17,746	-
Indian Rupee	JPHQ	Buy	777,000	16,479		4/27/12	-	(75)
Chilean Peso	CITI	Buy	178,639,000	367,192		4/30/12

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

							3,203	-
Indian Rupee	DBAB	Buy	276,391,000	5,858,224		4/30/12	-	(25,498)
Indian Rupee	JPHQ	Buy	648,000	13,758		4/30/12	-	(83)
Norwegian Krone	MSCO	Buy	8,300,000	1,053,152	EUR	4/30/12	5,361	-
Norwegian Krone	DBAB	Buy	18,700,000	2,374,754	EUR	4/30/12	9,245	-
Polish Zloty	BZWS	Buy	622,000	154,304	EUR	4/30/12	-	(386)
Euro	MSCO	Sell	6,319,000	9,295,154		5/07/12	296,124	-
Euro	DBAB	Sell	10,269,000	15,019,439		5/07/12	395,126	-
Euro	BZWS	Sell	6,319,000	9,289,372		5/07/12	290,342	-
Euro	FBCO	Sell	8,689,000	12,738,074		5/07/12	363,874	-
Euro	DBAB	Sell	8,965,000	12,936,053		5/09/12	169,671	-
Euro	UBSW	Sell	3,160,000	4,532,704		5/09/12	32,786	-
Euro	DBAB	Sell	400,000	562,984		5/10/12	-	(6,606)
Japanese Yen	CITI	Sell	1,237,691,000	15,399,338		5/10/12	165,577	-
Chilean Peso	MSCO	Buy	101,000,000	208,020		5/11/12	1,150	-
Euro	DBAB	Sell	10,195,000	14,413,793		5/11/12	-	(103,144)
Japanese Yen	UBSW	Sell	1,237,084,000	15,388,531		5/11/12	161,990	-
Japanese Yen	DBAB	Sell	827,501,000	10,293,197		5/11/12	107,973	-
British Pound	DBAB	Sell	1,490,000	2,410,373		5/17/12	-	(26,171)
Euro	DBAB	Sell	6,311,000	8,841,395		5/18/12	-	(142,852)
Euro	DBAB	Sell	9,401,227	13,135,001		5/21/12	-	(247,072)
Euro	UBSW	Sell	6,311,000	8,815,205		5/21/12	-	(168,119)
Euro	DBAB	Sell	98,050	137,996		5/23/12	-	(1,563)
Polish Zloty	MSCO	Buy	9,266,000	2,313,608	EUR	5/24/12	-	(32,154)
Euro	DBAB	Sell	4,150,000	5,766,716		5/25/12	-	(139,746)
Euro	DBAB	Sell	49,970,000	69,522,989		5/29/12	-	(1,586,755)
Indian Rupee	DBAB	Buy	2,399,992,000	50,420,000		5/29/12	19,075	-
Japanese Yen	FBCO	Sell	8,236,852,000	100,880,000		5/29/12	-	(532,653)
Philippine Peso	DBAB	Buy	159,000,000	3,663,594		5/29/12	-	(62,870)
Indonesian Rupiah	DBAB	Buy	145,867,000,000	16,306,613		5/31/12	-	(268,166)
Malaysian Ringgit	HSBK	Buy	15,000,000	4,883,925		5/31/12	-	(30,053)
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,800,000		5/31/12	-	(9,034)
Singapore Dollar	DBAB	Buy	7,810,000	6,288,245		5/31/12	48,564	-
Singapore Dollar	FBCO	Buy	7,817,000	6,287,300		5/31/12	55,189	-
South Korean Won	JPHQ	Buy	7,776,650,000	7,000,000		5/31/12	66,133	-
Indian Rupee	DBAB	Buy	1,239,000	25,964		6/01/12	64	-
	Unrealized appreciation (depreciation)						38,175,165	(30,081,168)
	Net unrealized appreciation (depreciation)						$ 8,093,997	

*In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

Currency

AUD - Australian Dollar
BRL - Brazilian Real
DEM - Deutsche Mark
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
GHS - Ghanaian Cedi
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
JPY - Japanese Yen
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
UAH - Ukraine Hryvnia
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
BHAC - Berkshire Hathaway Assurance Corp.
FRN - Floating Rate Note
GDP - Gross Domestic Product
GO - General Obligation
ID - Improvement District
IDA - Industrial Development Authority/Agency
L/C - Letter of Credit

Templeton Income Trust
Statement of Investments, May 31, 2011 (unaudited) (continued)
NATL - National Public Financial Guarantee Corp.
PIK - Payment-In-Kind
USD - Unified/Union School District
Counterparty
BOFA - Bank of America N.A.
BZWS - Barclays Bank PLC
CITI - Citibank, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HSBK - HSBC Bank PLC
JPHQ - JPMorgan Chase N.A.
MSCO - Morgan Stanley and Co. Inc.
UBSW - UBS AG

Quarterly Statement of Investments See Notes to Statements of Investments.

senior note, 5.875%, 5/30/22	200,000		222,602
			1,627,564
South Korea 14.7%			
Korea Treasury Bond,			
4.75%, 12/10/11	1,305,600,000	KRW	1,220,050
4.75%, 3/10/12	340,000,000	KRW	318,643
5.25%, 9/10/12	816,000,000	KRW	773,223
5.25%, 3/10/13	2,767,750,000	KRW	2,637,197
5.75%, 9/10/13	220,000,000	KRW	212,940
5.00%, 9/10/16	16,000,000	KRW	15,569
senior bond, 5.50%, 6/10/11	585,930,000	KRW	543,591
senior bond, 4.00%, 6/10/12	9,149,170,000	KRW	8,527,255
senior bond, 4.25%, 12/10/12	3,937,000,000	KRW	3,690,233
senior bond, 3.75%, 6/10/13	5,178,500,000	KRW	4,821,039
senior bond, 3.00%, 12/10/13	6,156,250,000	KRW	5,627,482
senior note, 7.125%, 4/16/19	260,000		315,314
			28,702,536
Sri Lanka 0.5%			
Government of Sri Lanka,			
A, 12.00%, 7/15/11	2,240,000	LKR	20,536
A, 6.90%, 8/01/12	300,000	LKR	2,717
A, 8.50%, 1/15/13	13,400,000	LKR	123,830
A, 13.50%, 2/01/13	13,100,000	LKR	130,103
A, 7.00%, 3/01/14	1,440,000	LKR	12,728
A, 11.25%, 7/15/14	34,600,000	LKR	339,579
A, 11.75%, 3/15/15	200,000	LKR	1,990
A, 6.50%, 7/15/15	2,670,000	LKR	22,384
A, 11.00%, 8/01/15	26,300,000	LKR	256,011
B, 6.60%, 6/01/14	1,100,000	LKR	9,574
			919,452
[h]**Supranational 0.5%**			
Corporacion Andina De Fomento, 8.125%, 6/04/19	240,000		294,890
European Investment Bank, senior note, 5.375%, 7/16/12	3,900,000	NOK	743,454
			1,038,344
Sweden 5.8%			
Government of Sweden, 5.50%, 10/08/12	66,715,000	SEK	11,278,034
Ukraine 0.6%			
[e]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	1,160,000		1,197,329
United Arab Emirates 0.1%			
[e]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	170,000		202,934
United Kingdom 1.8%			
United Kingdom Treasury Bond, 5.00%, 3/07/12	1,160,000	GBP	1,972,930
United Kingdom Treasury Note, 5.25%, 6/07/12	936,000	GBP	1,610,555
			3,583,485
Venezuela 0.2%			
Government of Venezuela, 10.75%, 9/19/13	305,000		301,393
Vietnam 0.3%			
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	535,000		563,422
Total Foreign Government and Agency Securities (Cost $118,255,152)			129,513,139
Quasi-Sovereign and Corporate Bonds 1.0%			
Germany 0.4%			
KfW Bankengruppe, 4.66%, 1/05/12	4,000,000	NOK	749,592
Venezuela 0.6%			
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	1,275,000		1,267,605
Total Quasi-Sovereign and Corporate Bonds (Cost $1,973,539)			2,017,197

  Rounds to less than 0.1% of net assets.

  The principal amount is stated in U.S. dollars unless otherwise indicated.

Templeton Income Trust
Statement of Investments, May 31, 2011 (unaudited) (continued)
[a]The coupon rate shown represents the rate at period end.
[b]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Redemption price at maturity is adjusted for inflation.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2011, the aggregate value of these securities was $5,387,286, representing 2.76% of net assets.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2011, the aggregate value of these securities was $2,220,252, representing 1.14% net assets.
[g]Principal amount is stated in 100 Mexican Peso Units.
[h]A supranational organization is an entity formed by two or more central governments through international treaties.
[i]The security is traded on a discount basis with no stated coupon rate.
[j]Non-income producing.
[k]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At May 31, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

New Zealand Dollar	HSBK	Sell	20,321	15,296		8/15/11	-	(1,380)
New Zealand Dollar	HSBK	Buy	20,321	16,042		8/15/11	634	-
Japanese Yen	UBSW	Sell	15,167,000	178,484		8/18/11	-	(7,608)
Japanese Yen	DBAB	Sell	9,240,000	108,738		8/18/11	-	(4,632)
Japanese Yen	JPHQ	Sell	7,537,000	88,235		8/18/11	-	(4,241)
Japanese Yen	HSBK	Sell	7,502,000	88,272		8/19/11	-	(3,774)
Euro	UBSW	Sell	170,000	218,912		8/22/11	-	(25,222)
Japanese Yen	BZWS	Sell	7,521,000	88,539		8/22/11	-	(3,742)
Japanese Yen	DBAB	Sell	7,530,000	88,755		8/22/11	-	(3,636)
Japanese Yen	MSCO	Sell	6,000,000	70,635		8/22/11	-	(2,984)
Euro	UBSW	Sell	170,000	218,555		8/23/11	-	(25,572)
Japanese Yen	FBCO	Sell	14,916,000	175,482		8/23/11	-	(7,535)
Japanese Yen	CITI	Sell	15,026,000	177,187		8/23/11	-	(7,180)
Japanese Yen	DBAB	Sell	7,432,000	87,784		8/23/11	-	(3,405)
Indian Rupee	HSBK	Buy	36,224,250	750,000		8/24/11	42,899	-
Japanese Yen	JPHQ	Sell	14,994,000	176,712		8/24/11	-	(7,263)
Japanese Yen	BZWS	Sell	14,944,000	176,568		8/24/11	-	(6,794)
Euro	BZWS	Sell	189,300	239,559		8/25/11	-	(32,267)
Japanese Yen	DBAB	Sell	17,053,000	200,918		8/25/11	-	(8,322)
Japanese Yen	BZWS	Sell	8,389,000	98,857		8/25/11	-	(4,076)
Swedish Krona	DBAB	Buy	11,117,000	1,177,274	EUR	8/25/11	102,356	-
Euro	UBSW	Sell	125,681	159,039		8/26/11	-	(21,428)
Indian Rupee	HSBK	Buy	3,936,000	81,071		8/26/11	5,053	-
Indian Rupee	JPHQ	Buy	3,908,000	80,378		8/26/11	5,133	-
Japanese Yen	HSBK	Sell	54,780,000	655,316		8/26/11	-	(16,838)
Japanese Yen	JPHQ	Sell	22,517,000	265,939		8/26/11	-	(10,346)
Japanese Yen	UBSW	Sell	23,295,000	277,510		8/26/11	-	(8,321)
Euro	JPHQ	Sell	55,232	69,730		8/29/11	-	(9,571)
Swedish Krona	UBSW	Buy	1,881,000	197,790	EUR	8/29/11	19,296	-
Japanese Yen	BZWS	Sell	17,800,000	211,416		8/30/11	-	(6,996)
Japanese Yen	JPHQ	Sell	16,700,000	198,079		8/30/11	-	(6,837)
Swedish Krona	UBSW	Buy	1,879,000	197,579	EUR	8/30/11	19,266	-
Japanese Yen	JPHQ	Sell	7,449,000	87,801		9/01/11	-	(3,603)
Indian Rupee	DBAB	Buy	7,870,000	161,204		9/26/11	10,171	-
Indian Rupee	DBAB	Buy	9,760,000	199,836		9/27/11	12,663	-
Swedish Krona	DBAB	Buy	929,000	100,181	EUR	9/28/11	5,814	-
Indian Rupee	DBAB	Buy	7,850,000	166,278		9/29/11	4,583	-
Indian Rupee	JPHQ	Buy	9,008,000	190,928		9/30/11	5,107	-
Japanese Yen	JPHQ	Sell	4,170,000	49,779		9/30/11	-	(1,401)
Philippine Peso	HSBK	Buy	5,600,000	123,935		9/30/11

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

						4,568	-
Philippine Peso	HSBK	Buy	4,500,000	99,585	10/03/11	3,657	-
Philippine Peso	HSBK	Buy	6,113,000	135,646	10/04/11	4,595	-
Philippine Peso	DBAB	Buy	7,621,000	169,371	10/04/11	5,465	-
Euro	DBAB	Sell	780,000	1,066,755	10/05/11	-	(51,884)
Euro	UBSW	Sell	430,000	588,274	10/05/11	-	(28,412)
Philippine Peso	HSBK	Buy	9,114,000	203,628	10/05/11	5,446	-
Philippine Peso	DBAB	Buy	9,112,000	203,470	10/05/11	5,558	-
Euro	UBSW	Sell	195,000	266,253	10/06/11	-	(13,398)
Philippine Peso	JPHQ	Buy	2,407,000	53,771	10/06/11	1,442	-
Philippine Peso	DBAB	Buy	7,480,000	168,143	10/07/11	3,426	-
Philippine Peso	CITI	Buy	2,994,000	67,695	10/11/11	962	-
Philippine Peso	JPHQ	Buy	2,986,000	67,406	10/11/11	1,068	-
Philippine Peso	DBAB	Buy	5,986,000	135,188	10/11/11	2,079	-
Philippine Peso	HSBK	Buy	5,997,000	135,223	10/11/11	2,297	-
Euro	UBSW	Sell	193,000	268,548	10/12/11	-	(8,184)
Philippine Peso	DBAB	Buy	1,782,000	40,439	10/12/11	422	-
Philippine Peso	HSBK	Buy	2,972,000	66,944	10/13/11	1,199	-
Philippine Peso	JPHQ	Buy	10,386,000	234,368	10/13/11	3,768	-
Euro	HSBK	Sell	51,000	70,900	10/17/11	-	(2,215)
Philippine Peso	JPHQ	Buy	2,781,000	63,353	10/17/11	396	-
Euro	HSBK	Sell	51,000	71,538	10/18/11	-	(1,575)
Euro	HSBK	Sell	68,000	94,969	10/19/11	-	(2,512)
Philippine Peso	DBAB	Buy	1,077,000	24,455	10/19/11	230	-
Philippine Peso	HSBK	Buy	4,142,000	93,876	10/19/11	1,059	-
Philippine Peso	JPHQ	Buy	2,161,000	48,702	10/21/11	822	-
Philippine Peso	DBAB	Buy	4,305,000	96,994	10/21/11	1,664	-
Euro	BZWS	Sell	152,000	212,040	10/26/11	-	(5,811)
Indian Rupee	DBAB	Buy	5,603,000	120,624	10/26/11	826	-
Indian Rupee	HSBK	Buy	5,734,000	123,658	10/26/11	632	-
Philippine Peso	JPHQ	Buy	2,220,000	50,338	10/26/11	523	-
Philippine Peso	DBAB	Buy	4,438,000	100,610	10/26/11	1,065	-
Philippine Peso	HSBK	Buy	4,142,000	93,770	10/26/11	1,124	-
Euro	DBAB	Sell	306,000	426,240	10/27/11	-	(12,315)
Euro	UBSW	Sell	289,000	402,505	10/27/11	-	(11,686)
Indian Rupee	DBAB	Buy	11,832,000	254,561	10/27/11	1,869	-
Indian Rupee	HSBK	Buy	8,542,000	184,772	10/27/11	355	-
Philippine Peso	HSBK	Buy	4,780,000	108,859	10/27/11	645	-
Philippine Peso	HSBK	Buy	3,200,000	72,893	10/28/11	410	-
Philippine Peso	DBAB	Buy	11,341,000	258,258	10/28/11	1,534	-

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Euro	DBAB	Sell	39,000	53,459		10/31/11	-	(2,428)
Philippine Peso	HSBK	Buy	6,230,000	141,688		10/31/11	999	-
Japanese Yen	BZWS	Sell	15,100,000	187,471		11/01/11	2,093	-
Japanese Yen	CITI	Sell	15,120,000	187,447		11/01/11	1,823	-
Japanese Yen	UBSW	Sell	30,300,000	375,595		11/01/11	3,612	-
Euro	DBAB	Sell	148,000	204,632		11/03/11	-	(7,434)
Philippine Peso	DBAB	Buy	3,120,000	72,523		11/04/11	-	(1,083)
Euro	DBAB	Sell	113,000	157,554		11/07/11	-	(4,342)
Norwegian Krone	UBSW	Buy	1,875,500	225,939	EUR	11/07/11	20,799	-
Japanese Yen	CITI	Sell	34,542,911	427,305		11/08/11	3,209	-
Japanese Yen	BZWS	Sell	33,933,000	419,807		11/10/11	3,192	-
Japanese Yen	BZWS	Sell	44,512,000	555,012		11/14/11	8,495	-
Japanese Yen	UBSW	Sell	34,402,400	428,920		11/14/11	6,528	-
Philippine Peso	DBAB	Buy	10,900,000	253,182		11/14/11	-	(3,754)
Japanese Yen	DBAB	Sell	23,793,000	290,659		11/16/11	-	(1,475)
Japanese Yen	JPHQ	Sell	11,881,000	145,191		11/16/11	-	(686)
Euro	UBSW	Sell	151,344	205,010		11/17/11	-	(11,754)
Japanese Yen	BZWS	Sell	29,454,000	358,090		11/17/11	-	(3,554)
Japanese Yen	UBSW	Sell	9,491,000	115,266		11/17/11	-	(1,267)
Japanese Yen	HSBK	Sell	6,209,000	75,115		11/17/11	-	(1,121)
Euro	DBAB	Sell	59,619	80,393		11/18/11	-	(4,994)
Japanese Yen	BZWS	Sell	33,082,000	398,963		11/21/11	-	(7,240)
Norwegian Krone	MSCO	Buy	689,270	83,059	EUR	11/25/11	7,522	-
Euro	DBAB	Sell	21,877	29,222		11/28/11	-	(2,101)
Japanese Yen	BOFA	Sell	25,656,000	309,855		11/28/11	-	(5,186)
Norwegian Krone	UBSW	Buy	2,394,000	289,826	EUR	11/28/11	24,150	-
Norwegian Krone	MSCO	Buy	1,060,000	127,490	EUR	11/28/11	11,893	-
Japanese Yen	BZWS	Sell	37,381,000	451,407		11/29/11	-	(7,616)
Japanese Yen	CITI	Sell	9,278,000	112,107		11/29/11	-	(1,823)
Swedish Krona	BZWS	Buy	446,080	47,531	EUR	11/30/11	3,478	-
Japanese Yen	DBAB	Sell	23,005,000	274,884		12/01/11	-	(7,615)
Norwegian Krone	UBSW	Buy	710,000	86,061	EUR	12/01/11	6,995	-
Chilean Peso	DBAB	Buy	19,120,000	38,378		12/06/11	1,889	-
Chilean Peso	BOFA	Buy	14,530,000	29,145		12/06/11	1,456	-
Euro	HSBK	Sell	30,268	39,660		12/06/11	-	(3,666)
Chilean Peso	BOFA	Buy	21,860,000	43,799		12/07/11	2,234	-
Euro	UBSW	Sell	4,392	5,849		12/07/11	-	(437)
Japanese Yen	CITI	Sell	18,818,061	226,642		12/28/11	-	(4,520)
Japanese Yen	BZWS	Sell	18,748,705	225,918		12/28/11	-	(4,391)
Japanese Yen	JPHQ	Sell	18,778,488	227,775		12/28/11

							-	(2,900)
Chilean Peso	DBAB	Buy	276,100,000	572,228		1/04/12	7,448	-
Euro	DBAB	Sell	196,400	261,811		1/05/12	-	(19,043)
Norwegian Krone	DBAB	Buy	19,050,000	2,408,496	EUR	1/05/12	40,516	-
Polish Zloty	DBAB	Buy	6,320,000	1,561,882	EUR	1/05/12	22,001	-
Polish Zloty	DBAB	Sell	6,320,000	1,588,139	EUR	1/05/12	15,547	-
Swedish Krona	DBAB	Buy	15,800,000	1,740,759	EUR	1/05/12	38,049	-
Indian Rupee	HSBK	Buy	52,200,000	1,104,996		1/06/12	14,669	-
Chilean Peso	MSCO	Buy	46,917,000	92,669		1/09/12	5,782	-
Chilean Peso	DBAB	Buy	27,470,000	54,177		1/09/12	3,466	-
Chilean Peso	DBAB	Buy	38,600,000	76,128		1/10/12	4,861	-
Japanese Yen	BZWS	Sell	15,680,000	189,601		1/10/12	-	(3,043)
Japanese Yen	UBSW	Sell	7,840,000	94,815		1/10/12	-	(1,507)
Japanese Yen	CITI	Sell	7,840,000	94,860		1/10/12	-	(1,462)
Euro	DBAB	Sell	86,000	111,447		1/11/12	-	(11,510)
Euro	UBSW	Sell	80,000	103,554		1/11/12	-	(10,825)
Japanese Yen	DBAB	Sell	7,860,000	95,064		1/12/12	-	(1,506)
Japanese Yen	HSBK	Sell	7,870,000	95,377		1/12/12	-	(1,317)
Chilean Peso	MSCO	Buy	36,800,000	72,519		1/13/12	4,669	-
Euro	UBSW	Sell	75,162	97,200		1/13/12	-	(10,255)
Euro	BZWS	Sell	40,087	51,832		1/13/12	-	(5,477)
Euro	CITI	Sell	32,570	42,097		1/13/12	-	(4,466)
Euro	JPHQ	Sell	22,549	29,161		1/13/12	-	(3,075)
Japanese Yen	BZWS	Sell	20,680,000	250,363		1/13/12	-	(3,721)
Japanese Yen	HSBK	Sell	20,830,000	252,372		1/13/12	-	(3,555)
Japanese Yen	UBSW	Sell	16,450,000	199,239		1/13/12	-	(2,873)
Philippine Peso	JPHQ	Buy	19,456,000	441,931		1/13/12	1,659	-
Philippine Peso	HSBK	Buy	3,120,000	70,937		1/17/12	181	-
Euro	DBAB	Sell	105,000	139,210		1/18/12	-	(10,878)
Philippine Peso	HSBK	Buy	2,981,000	66,921		1/18/12	1,024	-
Philippine Peso	DBAB	Buy	1,700,000	38,155		1/18/12	593	-
Euro	CITI	Sell	48,798	65,045		1/19/12	-	(4,705)
Euro	BZWS	Sell	32,570	43,406		1/19/12	-	(3,148)
Philippine Peso	DBAB	Buy	1,064,000	23,959		1/19/12	291	-
Philippine Peso	JPHQ	Buy	4,246,000	94,387		1/19/12	2,385	-
Euro	DBAB	Sell	450,000	604,332		1/23/12	-	(38,797)
British Pound	BZWS	Buy	316,469	501,423		1/24/12	17,324	-
British Pound	CITI	Buy	210,736	333,020		1/24/12	12,413	-
British Pound	DBAB	Buy	315,575	499,530		1/24/12	17,752	-
Euro	DBAB	Sell	81,000	109,176		1/25/12	-	(6,580)

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Euro	UBSW	Sell	57,624	77,659		1/25/12	-	(4,690)
British Pound	DBAB	Buy	169,973	270,453		1/26/12	8,153	-
Japanese Yen	BZWS	Sell	37,960,000	461,464		1/26/12	-	(5,006)
Japanese Yen	UBSW	Sell	33,200,000	403,868		1/26/12	-	(4,108)
Japanese Yen	DBAB	Sell	31,548,058	384,231		1/26/12	-	(3,445)
Philippine Peso	HSBK	Buy	4,142,000	91,983		1/26/12	2,378	-
British Pound	JPHQ	Buy	42,777	68,058		1/27/12	2,057	-
British Pound	BZWS	Buy	215,414	338,809		1/27/12	14,274	-
British Pound	MSCO	Buy	128,377	202,096		1/27/12	8,326	-
Euro	CITI	Sell	111,900	151,303		1/27/12	-	(8,601)
Japanese Yen	HSBK	Sell	40,858,365	498,516		1/27/12	-	(3,576)
British Pound	JPHQ	Buy	84,976	133,740		1/30/12	5,536	-
Chilean Peso	JPHQ	Buy	81,300,000	160,958		1/30/12	9,262	-
Euro	BZWS	Sell	460,000	625,600		1/30/12	-	(31,672)
Norwegian Krone	UBSW	Buy	3,808,000	476,238	EUR	1/30/12	14,851	-
Swedish Krona	UBSW	Buy	4,650,000	517,930	EUR	1/30/12	2,519	-
British Pound	MSCO	Buy	42,668	67,548		1/31/12	2,384	-
Chilean Peso	DBAB	Buy	118,000,000	235,036		1/31/12	11,997	-
Chilean Peso	JPHQ	Buy	117,000,000	234,117		1/31/12	10,823	-
Euro	DBAB	Sell	516,000	701,760		1/31/12	-	(35,503)
British Pound	CITI	Buy	142,871	225,989		2/01/12	8,169	-
British Pound	MSCO	Buy	164,493	259,293		2/01/12	10,302	-
British Pound	BZWS	Buy	17,728	27,951		2/01/12	1,104	-
Euro	UBSW	Sell	86,000	117,105		2/01/12	-	(5,768)
Chilean Peso	DBAB	Buy	68,600,000	135,546		2/02/12	8,038	-
Chilean Peso	MSCO	Buy	39,891,200	80,000		2/02/12	3,495	-
Euro	DBAB	Sell	462,000	629,013		2/02/12	-	(31,052)
Chilean Peso	DBAB	Buy	33,200,000	65,535		2/03/12	3,947	-
Chilean Peso	DBAB	Buy	27,740,000	56,262		2/07/12	1,769	-
Singapore Dollar	DBAB	Buy	372,000	291,299		2/07/12	10,443	-
Singapore Dollar	HSBK	Buy	372,000	291,335		2/07/12	10,406	-
Chilean Peso	DBAB	Buy	47,200,000	95,838		2/08/12	2,892	-
Chilean Peso	BZWS	Buy	31,600,000	63,787		2/08/12	2,312	-
Chilean Peso	JPHQ	Buy	31,400,000	63,466		2/08/12	2,214	-
Euro	CITI	Sell	203,000	274,235		2/08/12	-	(15,738)
Euro	UBSW	Sell	152,000	205,876		2/08/12	-	(11,246)
Norwegian Krone	UBSW	Buy	892,800	112,659	EUR	2/08/12	1,990	-
Singapore Dollar	DBAB	Buy	741,000	582,655		2/08/12	18,397	-
Australian Dollar	BZWS	Buy	124,000	9,833,200	JPY	2/09/12	7,228	-
Australian Dollar	CITI	Buy	124,000	9,839,400	JPY	2/09/12

							7,152	-
Australian Dollar	DBAB	Buy	124,000	9,842,872	JPY	2/09/12	7,110	-
Chilean Peso	BZWS	Buy	65,200,000	131,598		2/09/12	4,769	-
Euro	BZWS	Sell	203,000	273,644		2/09/12	-	(16,319)
Euro	DBAB	Sell	165,000	222,229		2/09/12	-	(13,455)
Euro	HSBK	Sell	152,000	204,410		2/09/12	-	(12,705)
Norwegian Krone	UBSW	Buy	1,247,800	156,883	EUR	2/09/12	3,590	-
Norwegian Krone	DBAB	Buy	1,783,000	224,234	EUR	2/09/12	5,041	-
Singapore Dollar	BZWS	Buy	105,482	82,805		2/09/12	2,755	-
Chilean Peso	DBAB	Buy	18,700,000	37,993		2/10/12	1,114	-
Euro	BZWS	Sell	290,000	393,240		2/10/12	-	(20,979)
Japanese Yen	MSCO	Sell	49,397,000	604,518		2/10/12	-	(2,607)
Japanese Yen	HSBK	Sell	15,273,000	186,575		2/10/12	-	(1,142)
Chilean Peso	BZWS	Buy	33,500,000	67,979		2/13/12	2,057	-
Euro	UBSW	Sell	327,000	443,991		2/13/12	-	(23,032)
Singapore Dollar	HSBK	Buy	376,900	295,965		2/13/12	9,757	-
British Pound	BZWS	Buy	269,085	428,755		2/14/12	12,162	-
Chilean Peso	MSCO	Buy	35,230,000	72,467		2/14/12	1,177	-
Chilean Peso	DBAB	Buy	18,500,000	37,724		2/14/12	948	-
Euro	DBAB	Sell	118,000	159,530		2/14/12	-	(8,992)
Singapore Dollar	HSBK	Buy	271,400	213,118		2/14/12	7,028	-
British Pound	MSCO	Buy	93,162	148,103		2/15/12	4,547	-
Japanese Yen	JPHQ	Sell	5,380,000	65,546		2/15/12	-	(582)
Japanese Yen	DBAB	Sell	4,527,440	55,112		2/15/12	-	(537)
British Pound	CITI	Buy	79,878	126,982		2/16/12	3,900	-
Chilean Peso	MSCO	Buy	63,770,000	132,440		2/16/12	836	-
Euro	JPHQ	Sell	194,000	259,494		2/16/12	-	(17,550)
Euro	UBSW	Sell	194,000	259,605		2/16/12	-	(17,440)
Japanese Yen	JPHQ	Sell	3,080,000	37,234		2/16/12	-	(624)
Euro	DBAB	Sell	198,000	265,680		2/17/12	-	(17,067)
Singapore Dollar	DBAB	Buy	455,000	355,894		2/17/12	13,183	-
Singapore Dollar	HSBK	Buy	455,000	355,905		2/17/12	13,172	-
Singapore Dollar	BZWS	Buy	303,000	237,154		2/17/12	8,627	-
Chilean Peso	JPHQ	Buy	18,900,000	38,799		2/21/12	680	-
Chilean Peso	DBAB	Buy	16,920,000	34,988		2/21/12	356	-
Euro	UBSW	Sell	198,000	265,084		2/21/12	-	(17,627)
Chilean Peso	JPHQ	Buy	32,200,000	66,840		2/22/12	414	-
Japanese Yen	HSBK	Sell	32,060,000	386,894		2/22/12	-	(7,205)
Chilean Peso	DBAB	Buy	11,480,000	23,717		2/23/12	258	-
Japanese Yen	JPHQ	Sell	32,100,000	387,190		2/23/12	-	(7,406)

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Singapore Dollar	DBAB	Buy	600,000	469,384	2/24/12	17,321	-
Chilean Peso	MSCO	Buy	40,460,000	83,393	2/27/12	1,068	-
Chilean Peso	DBAB	Buy	14,200,000	29,336	2/27/12	306	-
Euro	DBAB	Sell	211,000	287,502	2/27/12	-	(13,711)
Singapore Dollar	DBAB	Buy	374,000	293,310	2/27/12	10,072	-
Chilean Peso	JPHQ	Buy	18,000,000	37,075	2/28/12	496	-
Chilean Peso	MSCO	Buy	22,000,000	44,889	2/28/12	1,032	-
Chilean Peso	DBAB	Buy	14,200,000	29,336	2/29/12	300	-
Chilean Peso	BZWS	Buy	35,300,000	71,909	2/29/12	1,765	-
Euro	DBAB	Sell	133,210	182,031	2/29/12	-	(8,119)
Singapore Dollar	DBAB	Buy	375,000	293,721	2/29/12	10,473	-
Chilean Peso	DBAB	Buy	2,750,000	5,600	3/01/12	139	-
Chilean Peso	BZWS	Buy	17,700,000	36,005	3/01/12	932	-
Euro	DBAB	Sell	61,500	83,852	3/01/12	-	(3,933)
Japanese Yen	JPHQ	Sell	33,100,000	407,234	3/01/12	302	-
Japanese Yen	UBSW	Sell	36,900,000	453,908	3/01/12	258	-
Japanese Yen	HSBK	Sell	33,100,000	407,385	3/01/12	452	-
Chilean Peso	DBAB	Buy	2,750,000	5,600	3/02/12	139	-
Euro	DBAB	Sell	62,000	84,735	3/05/12	-	(3,751)
Chilean Peso	DBAB	Buy	46,380,000	94,240	3/07/12	2,486	-
Euro	UBSW	Sell	268,000	370,791	3/08/12	-	(11,660)
Euro	MSCO	Sell	202,000	279,457	3/08/12	-	(8,809)
Euro	HSBK	Sell	71,000	98,122	3/08/12	-	(3,199)
Chilean Peso	DBAB	Buy	45,131,875	92,389	3/09/12	1,713	-
British Pound	BZWS	Buy	90,700	145,379	3/12/12	3,158	-
Chilean Peso	MSCO	Buy	8,800,000	17,893	3/12/12	449	-
British Pound	MSCO	Buy	168,462	269,221	3/14/12	6,653	-
Euro	DBAB	Sell	2,530,000	3,476,220	3/15/12	-	(133,371)
Indian Rupee	JPHQ	Buy	68,580,000	1,433,229	3/15/12	23,572	-
Japanese Yen	JPHQ	Sell	172,858,450	2,095,000	3/15/12	-	(30,618)
Chilean Peso	JPHQ	Buy	697,200,000	1,400,000	3/16/12	52,596	-
Euro	DBAB	Sell	563,000	778,822	3/16/12	-	(24,391)
Japanese Yen	MSCO	Sell	10,000,000	124,434	3/19/12	1,457	-
Japanese Yen	CITI	Sell	16,634,000	207,042	3/19/12	2,483	-
Japanese Yen	UBSW	Sell	13,490,000	167,922	3/19/12	2,026	-
Singapore Dollar	JPHQ	Buy	814,000	636,484	3/19/12	23,852	-
Singapore Dollar	HSBK	Buy	650,000	509,420	3/19/12	17,875	-
Singapore Dollar	DBAB	Buy	568,400	445,570	3/19/12	15,530	-
Chilean Peso	JPHQ	Buy	19,100,000	38,334	3/21/12	1,439	-
Euro	DBAB	Sell	114,000	158,223	3/21/12

						-	(4,389)
Singapore Dollar	HSBK	Buy	489,000	381,897	3/21/12	14,794	-
Singapore Dollar	DBAB	Buy	612,000	477,416	3/21/12	19,055	-
Euro	DBAB	Sell	122,000	170,954	3/22/12	-	(3,064)
Japanese Yen	UBSW	Sell	13,651,450	169,010	3/23/12	1,118	-
Euro	DBAB	Sell	202,000	282,721	3/26/12	-	(5,367)
British Pound	MSCO	Buy	27,588	43,955	3/29/12	1,208	-
British Pound	DBAB	Buy	27,592	43,956	3/29/12	1,214	-
British Pound	BZWS	Buy	55,344	87,911	3/30/12	2,689	-
British Pound	FBCO	Buy	33,189	52,747	4/02/12	1,580	-
Euro	DBAB	Sell	287,000	403,163	4/04/12	-	(6,023)
Euro	DBAB	Sell	193,000	270,131	4/05/12	-	(5,027)
Euro	HSBK	Sell	396,000	556,388	4/10/12	-	(8,087)
Euro	DBAB	Sell	330,000	464,772	4/10/12	-	(5,624)
Euro	UBSW	Sell	198,000	278,022	4/10/12	-	(4,216)
Indian Rupee	DBAB	Buy	2,207,000	47,108	4/11/12	-	(407)
Euro	UBSW	Sell	450,000	641,509	4/12/12	104	-
Indian Rupee	DBAB	Buy	4,732,000	101,371	4/13/12	-	(1,268)
Chilean Peso	MSCO	Buy	183,130,000	372,026	4/16/12	8,251	-
Euro	HSBK	Sell	281,000	402,695	4/16/12	2,229	-
Euro	DBAB	Sell	2,080,000	2,968,368	4/16/12	4,058	-
Indian Rupee	JPHQ	Buy	3,179,000	67,927	4/16/12	-	(706)
Indian Rupee	JPHQ	Buy	3,120,000	66,270	4/18/12	-	(316)
Indian Rupee	JPHQ	Buy	1,559,000	33,086	4/19/12	-	(134)
Indian Rupee	DBAB	Buy	1,094,000	23,163	4/19/12	-	(40)
Chilean Peso	MSCO	Buy	164,090,000	331,495	4/20/12	9,099	-
Japanese Yen	UBSW	Sell	20,800,000	253,242	4/20/12	-	(2,685)
Japanese Yen	CITI	Sell	20,800,000	253,390	4/20/12	-	(2,537)
Euro	DBAB	Sell	623,000	880,829	4/23/12	-	(6,826)
Indian Rupee	DBAB	Buy	2,216,000	47,059	4/26/12	-	(268)
Chilean Peso	JPHQ	Buy	103,971,000	210,852	4/27/12	4,794	-
Euro	UBSW	Sell	57,000	82,073	4/27/12	870	-
Indian Rupee	JPHQ	Buy	1,885,000	39,979	4/27/12	-	(182)
Chilean Peso	CITI	Buy	167,590,000	344,481	4/30/12	3,005	-
Indian Rupee	JPHQ	Buy	1,570,000	33,333	4/30/12	-	(201)
Euro	FBCO	Sell	521,000	763,786	5/07/12	21,818	-
Euro	BZWS	Sell	379,000	557,157	5/07/12	17,414	-
Euro	DBAB	Sell	616,000	900,962	5/07/12	23,702	-
Euro	MSCO	Sell	379,000	557,503	5/07/12	17,761	-
Euro	UBSW	Sell	190,000	272,536	5/09/12	1,971	-

Templeton Income Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Euro	DBAB	Sell	379,000	546,802	5/09/12	7,097	-
Japanese Yen	CITI	Sell	85,413,000	1,062,708	5/10/12	11,426	-
Chilean Peso	MSCO	Buy	18,800,000	38,721	5/11/12	214	-
Japanese Yen	UBSW	Sell	85,371,000	1,061,960	5/11/12	11,178	-
Japanese Yen	DBAB	Sell	57,105,000	710,323	5/11/12	7,450	-
Euro	DBAB	Sell	1,792,000	2,513,818	5/16/12	-	(37,422)
Euro	DBAB	Sell	405,000	567,385	5/18/12	-	(9,167)
Euro	DBAB	Sell	590,000	824,333	5/21/12	-	(15,496)
Euro	UBSW	Sell	405,000	565,704	5/21/12	-	(10,789)
Euro	DBAB	Sell	5,320,000	7,401,450	5/29/12	-	(169,170)
Indian Rupee	DBAB	Buy	89,964,000	1,890,000	5/29/12	714	-
Indian Rupee	DBAB	Buy	3,003,000	62,930	6/01/12	155	-
	Unrealized appreciation (depreciation)					1,520,937	(2,108,456)
	Net unrealized appreciation (depreciation)						$ (587,519)

*In U.S. dollars unless otherwise indicated.

-

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount*	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
DBAB	Receive	3.523%	3-month USD BBA LIBOR	1,150,000	3/28/21	$ -	$ (53,536)

*In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
JPY - Japanese Yen
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Templeton Income Trust
Statement of Investments, May 31, 2011 (unaudited) (continued)
Selected Portfolio

FRN - Floating Rate Note
Counterparty

BOFA - Bank of America N.A
BZWS - Barclays Bank PLC
CITI - Citibank, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HSBK - HSBC Bank PLC
JPHQ - JPMorgan Chase Bank N.A.
MSCO - Morgan Stanley and Co. Inc

Templeton Income Trust
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of three funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial investments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the
Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the over-the-counter market. The Funds’pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Funds entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Funds entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral.
Unrestricted cash may be invested according to the Fund’s investment objectives.

4. INCOME TAXES

At May 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Funds’assets and liabilities carried at fair value:

[a]For detailed country descriptions, see the accompanying Statements of Investments.
[b]Includes common and preferred stocks as well as other equity investments.
[c]Includes securities determined to have no value at May 31, 2011.

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
(ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value
Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards
(IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2011

By /s/ MARK H. OTANI

Mark H. Otani

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2011